Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 90.1%
Advertising — 0.1%
Advantage Solutions, Inc.*	2,600	$16,588
Boston Omaha Corp., Class A*	700	17,759
Clear Channel Outdoor Holdings, Inc.*	12,200	42,212
Entravision Communications Corp., Class A	1,700	10,897
Fluent, Inc.*	1,700	3,536
National CineMedia, Inc.	1,874	4,760
Quotient Technology, Inc.*	2,700	17,226
Stagwell, Inc.*	2,400	17,376
		130,354
Aerospace & Defense — 0.7%
AAR Corp.*	1,069	51,772
Aerojet Rocketdyne Holdings, Inc.*	2,440	96,014
AeroVironment, Inc.*	718	67,592
AerSale Corp.*	400	6,288
Astronics Corp.*	795	10,279
Barnes Group, Inc.	1,565	62,897
Ducommun, Inc.*	400	20,956
Kaman Corp.	848	36,871
Kratos Defense & Security Solutions, Inc.*	3,922	80,323
Moog, Inc., Class A	991	87,010
National Presto Industries, Inc.	146	11,235
Park Aerospace Corp.	533	6,956
Triumph Group, Inc.*	2,200	55,616
		593,809
Agriculture — 0.3%
22nd Century Group, Inc.*	5,200	12,064
AppHarvest, Inc.*	2,600	13,975
Cadiz, Inc.*	800	1,656
Fresh Del Monte Produce, Inc.	1,016	26,325
Limoneira Co.	600	8,808
Tejon Ranch Co.*	525	9,586
The Andersons, Inc.	1,032	51,868
Turning Point Brands, Inc.	500	17,005
Universal Corp.	755	43,843
Vector Group Ltd.	4,857	58,478
Vital Farms, Inc.*	800	9,888
		253,496
Airlines — 0.3%
Allegiant Travel Co.*	490	79,571
Frontier Group Holdings, Inc.*	1,200	13,596
Hawaiian Holdings, Inc.*	1,626	32,032
Mesa Air Group, Inc.*	900	3,960
SkyWest, Inc.*	1,681	48,497
Spirit Airlines, Inc.*	3,200	69,984
Sun Country Airlines Holdings, Inc.*	1,100	28,798
		276,438
Apparel — 0.6%
Crocs, Inc.*	1,900	145,160
Fossil Group, Inc.*	1,700	16,388
Kontoor Brands, Inc.	1,700	70,295
Oxford Industries, Inc.	508	45,974
	Number of Shares	Value†

Apparel — (continued)
PLBY Group, Inc.*	1,000	$13,090
Rocky Brands, Inc.	200	8,318
Steven Madden Ltd.	2,673	103,285
Superior Group of Cos., Inc.	400	7,140
Torrid Holdings, Inc.*	400	2,424
Urban Outfitters, Inc.*	2,200	55,242
Wolverine World Wide, Inc.	2,582	58,250
		525,566
Auto Manufacturers — 0.3%
Arcimoto, Inc.*	1,000	6,610
Blue Bird Corp.*	692	13,023
Canoo, Inc.*	3,700	20,424
Fisker, Inc.*	5,400	69,660
Hyliion Holdings Corp.*	3,900	17,277
Lordstown Motors Corp., Class A*	5,600	19,096
Nikola Corp.*	7,400	79,254
REV Group, Inc.	1,000	13,400
Wabash National Corp.	1,600	23,744
Workhorse Group, Inc.*	5,500	27,500
XL Fleet Corp.*	4,700	9,353
		299,341
Auto Parts & Equipment — 1.3%
Adient PLC*	3,100	126,387
Aeva Technologies, Inc.*	3,400	14,722
American Axle & Manufacturing Holdings, Inc.*	4,016	31,164
Commercial Vehicle Group, Inc.*	1,200	10,140
Cooper-Standard Holdings, Inc.*	600	5,262
Dana, Inc.	4,696	82,509
Dorman Products, Inc.*	857	81,441
Douglas Dynamics, Inc.	700	24,213
Fox Factory Holding Corp.*	1,397	136,836
Gentherm, Inc.*	1,068	78,007
Meritor, Inc.*	2,245	79,855
Methode Electronics, Inc.	1,260	54,495
Miller Industries, Inc.	343	9,659
Motorcar Parts of America, Inc.*	500	8,915
Romeo Power, Inc.*	4,100	6,109
Standard Motor Products, Inc.	700	30,198
Tenneco, Inc., Class A*	2,300	42,136
The Goodyear Tire & Rubber Co.*	8,895	127,109
The Shyft Group, Inc.	1,200	43,332
Titan International, Inc.*	1,800	26,514
Velodyne Lidar, Inc.*	2,400	6,144
Visteon Corp.*	900	98,217
XPEL, Inc.*	600	31,566
		1,154,930
Banks — 8.5%
1st Source Corp.	588	27,195
Alerus Financial Corp.	400	11,056
Allegiance Bancshares, Inc.	600	26,808
Amalgamated Financial Corp.	300	5,391
American National Bankshares, Inc.	400	15,072

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Ameris Bancorp	2,212	$97,063
Arrow Financial Corp.	449	14,557
Associated Banc-Corp.	4,900	111,524
Atlantic Union Bankshares Corp.	2,507	91,982
BancFirst Corp.	620	51,590
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,110	17,294
Bank First Corp.	200	14,398
Bank of Marin Bancorp	480	16,834
BankUnited, Inc.	2,800	123,088
Banner Corp.	1,100	64,383
Bar Harbor Bankshares	397	11,362
Blue Foundry Bancorp*	900	12,195
Blue Ridge Bankshares, Inc.	700	10,619
Bridgewater Bancshares Inc.*	700	11,676
Business First Bancshares, Inc.	700	17,031
Byline Bancorp, Inc.	900	24,012
Cadence Bank	5,883	172,137
Cambridge Bancorp	200	17,000
Camden National Corp.	539	25,355
Capital Bancorp, Inc.	200	4,572
Capital City Bank Group, Inc.	469	12,363
Capstar Financial Holdings, Inc.	600	12,648
Carter Bankshares, Inc.*	800	13,896
Cathay General Bancorp	2,450	109,637
CBTX, Inc.	700	21,700
Central Pacific Financial Corp.	900	25,110
Citizens & Northern Corp.	556	13,555
City Holding Co.	485	38,169
Civista Bancshares, Inc.	400	9,640
CNB Financial Corp.	474	12,476
Coastal Financial Corp.*	300	13,725
Columbia Banking System, Inc.	2,568	82,869
Community Bank System, Inc.	1,737	121,851
Community Trust Bancorp, Inc.	483	19,900
ConnectOne Bancorp, Inc.	1,160	37,132
CrossFirst Bankshares, Inc.*	1,500	23,640
Customers Bancorp, Inc.*	980	51,097
CVB Financial Corp.	4,392	101,938
Dime Community Bancshares, Inc.	1,109	38,338
Eagle Bancorp, Inc.	1,073	61,172
Eastern Bankshares, Inc.	5,800	124,932
Enterprise Bancorp, Inc.	313	12,558
Enterprise Financial Services Corp.	1,180	55,826
Equity Bancshares, Inc., Class A	500	16,155
Farmers National Banc Corp.	1,100	18,766
FB Financial Corp.	1,086	48,240
Fidelity D&D Bancorp, Inc.	100	4,643
Financial Institutions, Inc.	440	13,257
First Bancorp	1,124	46,949
First BanCorp.	6,800	89,216
First Bank	400	5,688
First Busey Corp.	1,713	43,407
First Commonwealth Financial Corp.	2,921	44,282
First Community Bankshares, Inc.	626	17,659
	Number of Shares	Value†

Banks — (continued)
First Financial Bancorp	3,082	$71,040
First Financial Bankshares, Inc.	4,304	189,892
First Financial Corp.	380	16,446
First Foundation, Inc.	1,600	38,864
First Internet Bancorp	300	12,903
First Interstate BancSystem, Inc., Class A	2,887	106,155
First Merchants Corp.	1,830	76,128
First Mid Bancshares, Inc.	500	19,245
Five Star Bancorp	500	14,150
Flagstar Bancorp, Inc.	1,700	72,080
Fulton Financial Corp.	5,103	84,812
German American Bancorp, Inc.	838	31,836
Glacier Bancorp, Inc.	3,599	180,958
Great Southern Bancorp, Inc.	371	21,893
Guaranty Bancshares, Inc.	330	11,550
Hancock Whitney Corp.	2,878	150,088
Hanmi Financial Corp.	913	22,469
HarborOne Bancorp, Inc.	1,577	22,109
Hawthorn Bancshares, Inc.	116	2,932
HBT Financial, Inc.	400	7,272
Heartland Financial USA, Inc.	1,317	62,992
Heritage Commerce Corp.	1,900	21,375
Heritage Financial Corp.	1,030	25,812
Hilltop Holdings, Inc.	2,142	62,975
Home BancShares, Inc.	4,935	111,531
HomeStreet, Inc.	600	28,428
Hope Bancorp, Inc.	3,767	60,573
Horizon Bancorp, Inc.	1,350	25,204
Independent Bank Corp.	1,560	127,436
Independent Bank Corp.	800	17,600
Independent Bank Group, Inc.	1,250	88,950
International Bancshares Corp.	1,825	77,033
Kearny Financial Corp.	2,245	28,916
Lakeland Bancorp, Inc.	2,111	35,254
Lakeland Financial Corp.	791	57,743
Live Oak Bancshares, Inc.	1,000	50,890
Luther Burbank Corp.	400	5,316
Macatawa Bank Corp.	800	7,208
Mercantile Bank Corp.	500	17,710
Merchants Bancorp	400	10,952
Meta Financial Group, Inc.	1,000	54,920
Metrocity Bankshares, Inc.	600	14,088
Metropolitan Bank Holding Corp.*	300	30,531
Mid Penn Bancorp, Inc.	400	10,724
Midland States Bancorp, Inc.	700	20,202
MidWestOne Financial Group, Inc.	400	13,240
MVB Financial Corp.	400	16,600
National Bank Holdings Corp., Class A	900	36,252
NBT Bancorp, Inc.	1,369	49,462
Nicolet Bankshares, Inc.*	400	37,428
Northrim BanCorp, Inc.	200	8,714
OFG Bancorp	1,610	42,890
Old National Bancorp	9,857	161,458
Old Second Bancorp, Inc.	800	11,608

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Origin Bancorp, Inc.	700	$29,603
Orrstown Financial Services, Inc.	400	9,172
Park National Corp.	486	63,851
PCSB Financial Corp.	500	9,555
Peapack-Gladstone Financial Corp.	636	22,101
Peoples Bancorp, Inc.	891	27,897
Peoples Financial Services Corp.	200	10,096
Pioneer Bancorp, Inc.*	500	5,260
Preferred Bank	500	37,045
Premier Financial Corp.	1,131	34,303
Primis Financial Corp.	600	8,388
Provident Bancorp, Inc.	404	6,553
QCR Holdings, Inc.	500	28,295
RBB Bancorp	400	9,396
Red River Bancshares, Inc.	200	10,582
Renasant Corp.	1,735	58,036
Republic Bancorp, Inc., Class A	287	12,898
Republic First Bancorp, Inc.*	1,700	8,772
S&T Bancorp, Inc.	1,381	40,850
Sandy Spring Bancorp, Inc.	1,450	65,134
Seacoast Banking Corp of Florida	1,740	60,935
ServisFirst Bancshares, Inc.	1,700	161,993
Sierra Bancorp	412	10,292
Silvergate Capital Corp., Class A*	900	135,513
Simmons First National Corp., Class A	3,596	94,287
SmartFinancial, Inc.	400	10,232
South Plains Financial, Inc.	400	10,632
Southern First Bancshares, Inc.*	200	10,168
Southside Bancshares, Inc.	971	39,646
SouthState Corp.	2,527	206,178
Spirit of Texas Bancshares, Inc.	400	10,512
Stock Yards Bancorp, Inc.	767	40,574
Summit Financial Group, Inc.	400	10,236
Texas Capital Bancshares, Inc.*	1,700	97,427
The Bancorp, Inc.*	1,812	51,334
The Bank of NT Butterfield & Son Ltd.	1,600	57,408
The First Bancorp, Inc.	434	13,055
The First Bancshares, Inc.	700	23,562
The First of Long Island Corp.	689	13,408
Tompkins Financial Corp.	458	35,848
Towne Bank	2,277	68,173
TriCo Bancshares	898	35,947
TriState Capital Holdings, Inc.*	1,000	33,230
Triumph Bancorp, Inc.*	800	75,216
TrustCo Bank Corp.	650	20,754
Trustmark Corp.	2,030	61,692
UMB Financial Corp.	1,481	143,894
United Bankshares, Inc.	4,360	152,077
United Community Banks, Inc.	3,471	120,791
Univest Financial Corp.	987	26,412
Valley National Bancorp	12,983	169,039
Veritex Holdings, Inc.	1,553	59,278
Walker & Dunlop, Inc.	972	125,796
Washington Trust Bancorp, Inc.	570	29,925
WesBanco, Inc.	1,930	66,315
	Number of Shares	Value†

Banks — (continued)
West BanCorp, Inc.	478	$13,006
Westamerica BanCorp	873	52,816
		7,786,853
Beverages — 0.4%
Celsius Holdings, Inc.*	1,800	99,324
Coca-Cola Consolidated, Inc.	153	76,018
MGP Ingredients, Inc.	500	42,795
National Beverage Corp.	784	34,104
NewAge, Inc.*	2,800	1,627
Primo Water Corp.	5,100	72,675
The Duckhorn Portfolio, Inc.*	1,200	21,828
The Vita Coco Co., Inc.*	500	4,480
Zevia PBC, Class A*	300	1,371
		354,222
Biotechnology — 6.1%
2seventy bio, Inc.*	733	12,505
4D Molecular Therapeutics, Inc.*	1,000	15,120
89bio, Inc.*	400	1,508
9 Meters Biopharma, Inc.*	8,200	4,914
Absci Corp.*	1,600	13,488
ACADIA Pharmaceuticals, Inc.*	3,900	94,458
Acumen Pharmaceuticals, Inc.*	1,200	4,692
Adagio Therapeutics, Inc.*	2,300	10,488
Adicet Bio, Inc.*	900	17,973
Adverum Biotechnologies, Inc.*	2,600	3,406
Aerovate Therapeutics, Inc.*	300	5,499
Affimed N.V.*	3,800	16,606
Agenus, Inc.*	6,600	16,236
Akero Therapeutics, Inc.*	900	12,771
Akouos, Inc.*	900	4,275
Alaunos Therapeutics, Inc.*	5,927	3,867
Albireo Pharma, Inc.*	500	14,915
Aldeyra Therapeutics, Inc.*	1,700	7,557
Aligos Therapeutics, Inc.*	700	1,505
Allakos, Inc.*	1,111	6,333
Allogene Therapeutics, Inc.*	2,200	20,042
Allovir, Inc.*	1,000	6,750
Alpha Teknova, Inc.*	200	2,762
Alpine Immune Sciences, Inc.*	600	5,382
Altimmune, Inc.*	1,100	6,699
ALX Oncology Holdings, Inc.*	600	10,140
Amicus Therapeutics, Inc.*	8,500	80,495
AnaptysBio, Inc.*	600	14,844
Anavex Life Sciences Corp.*	2,100	25,851
Angion Biomedica Corp.*	700	1,484
ANI Pharmaceuticals, Inc.*	300	8,433
Annexon, Inc.*	900	2,457
Apellis Pharmaceuticals, Inc.*	2,400	121,944
Applied Molecular Transport, Inc.*	700	5,264
Applied Therapeutics, Inc.*	500	1,055
Arbutus Biopharma Corp.*	3,100	9,238
Arcellx, Inc.*	400	5,608
Arcturus Therapeutics Holdings, Inc.*	700	18,872
Arcus Biosciences, Inc.*	1,500	47,340

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Arcutis Biotherapeutics, Inc.*	900	$17,334
Ardelyx, Inc.*	2,200	2,354
Arrowhead Pharmaceuticals, Inc.*	3,400	156,366
Atara Biotherapeutics, Inc.*	2,928	27,201
Atea Pharmaceuticals, Inc.*	2,100	15,162
Athersys, Inc.*	5,000	3,028
Athira Pharma, Inc.*	1,200	16,200
Atossa Therapeutics, Inc.*	4,000	5,000
Atreca, Inc., Class A*	1,000	3,170
Aura Biosciences, Inc.*	300	6,600
Avalo Therapeutics, Inc.*	1,000	725
Avid Bioservices, Inc.*	2,100	42,777
Avidity Biosciences, Inc.*	1,300	24,011
Avrobio, Inc.*	1,100	1,452
Axsome Therapeutics, Inc.*	900	37,251
Beam Therapeutics, Inc.*	1,700	97,410
Berkeley Lights, Inc.*	1,600	11,376
BioAtla, Inc.*	400	2,000
BioCryst Pharmaceuticals, Inc.*	6,000	97,560
Biodesix, Inc.*	500	845
Biohaven Pharmaceutical Holding Co., Ltd.*	1,853	219,710
Biomea Fusion, Inc.*	400	1,784
Black Diamond Therapeutics, Inc.*	582	1,612
Bluebird Bio, Inc.*	2,200	10,670
Blueprint Medicines Corp.*	1,900	121,372
Bolt Biotherapeutics, Inc.*	900	2,466
Bridgebio Pharma, Inc.*	3,455	35,068
Brooklyn ImmunoTherapeutics, Inc.*	900	1,845
C4 Therapeutics, Inc.*	1,300	31,538
Cara Therapeutics, Inc.*	1,500	18,225
Cardiff Oncology, Inc.*	1,400	3,472
Caribou Biosciences, Inc.*	1,500	13,770
Cassava Sciences, Inc.*	1,200	44,568
Celldex Therapeutics, Inc.*	1,500	51,090
CEL-SCI Corp.*	1,100	4,323
Century Therapeutics, Inc.*	400	5,036
Cerevel Therapeutics Holdings, Inc.*	1,300	45,513
ChemoCentryx, Inc.*	1,695	42,494
Chinook Therapeutics, Inc.*	1,160	18,978
ChromaDex Corp.*	1,400	3,444
CinCor Pharma, Inc.*	300	5,262
Clene, Inc.*	900	3,546
Codiak Biosciences, Inc.*	300	1,881
Cogent Biosciences, Inc.*	1,400	10,486
Cortexyme, Inc.*	700	4,333
Crinetics Pharmaceuticals, Inc.*	1,400	30,730
Cue Biopharma, Inc.*	1,000	4,880
Cullinan Oncology, Inc.*	800	8,376
Curis, Inc.*	3,000	7,140
Cymabay Therapeutics, Inc.*	2,100	6,531
Cyteir Therapeutics, Inc.*	300	1,131
Cytek Biosciences, Inc.*	3,000	32,340
CytomX Therapeutics, Inc.*	2,400	6,408
Day One Biopharmaceuticals, Inc.*	900	8,928
	Number of Shares	Value†

Biotechnology — (continued)
Deciphera Pharmaceuticals, Inc.*	1,200	$11,124
Denali Therapeutics, Inc.*	3,000	96,510
Design Therapeutics, Inc.*	1,000	16,150
DICE Therapeutics, Inc.*	500	9,565
Dynavax Technologies Corp.*	3,320	35,989
Dyne Therapeutics, Inc.*	1,000	9,640
Edgewise Therapeutics, Inc.*	1,300	12,610
Editas Medicine, Inc.*	2,200	41,844
Eiger BioPharmaceuticals, Inc.*	900	7,470
Eliem Therapeutics, Inc.*	200	1,678
Emergent BioSolutions, Inc.*	1,558	63,971
Entrada Therapeutics, Inc.*	400	3,756
Epizyme, Inc.*	2,700	3,105
Erasca, Inc.*	1,900	16,340
Esperion Therapeutics, Inc.*	2,300	10,672
Evelo Biosciences, Inc.*	700	2,373
Evolus, Inc.*	1,200	13,464
Exagen, Inc.*	500	4,015
EyePoint Pharmaceuticals, Inc.*	900	10,935
Fate Therapeutics, Inc.*	2,700	104,679
FibroGen, Inc.*	2,900	34,858
Finch Therapeutics Group, Inc.*	400	2,012
Forma Therapeutics Holdings, Inc.*	1,000	9,300
Forte Biosciences, Inc.*	400	584
Frequency Therapeutics, Inc.*	800	1,696
Gemini Therapeutics, Inc.*	1,000	1,390
Generation Bio Co.*	1,300	9,542
Geron Corp.*	9,240	12,566
Global Blood Therapeutics, Inc.*	2,000	69,280
Gossamer Bio, Inc.*	1,800	15,624
Graphite Bio, Inc.*	1,200	6,120
Greenwich Lifesciences, Inc.*	200	3,924
GT Biopharma, Inc.*	900	2,592
Halozyme Therapeutics, Inc.*	4,589	183,009
Harvard Bioscience, Inc.*	1,700	10,557
Homology Medicines, Inc.*	1,200	3,648
Humanigen, Inc.*	1,500	4,515
iBio, Inc.*	5,300	2,269
Icosavax, Inc.*	900	6,336
Ideaya Biosciences, Inc.*	1,000	11,190
IGM Biosciences, Inc.*	300	8,019
Ikena Oncology, Inc.*	900	5,490
Imago Biosciences, Inc.*	800	15,416
Immunic, Inc.*	700	7,910
ImmunityBio, Inc.*	2,300	12,903
ImmunoGen, Inc.*	6,563	31,240
Immunovant, Inc.*	1,100	6,061
Infinity Pharmaceuticals, Inc.*	3,400	3,876
Inhibrx, Inc.*	1,000	22,280
Innoviva, Inc.*	1,400	27,090
Inovio Pharmaceuticals, Inc.*	6,800	24,412
Inozyme Pharma, Inc.*	300	1,227
Insmed, Inc.*	3,800	89,300
Instil Bio, Inc.*	1,800	19,350
Intercept Pharmaceuticals, Inc.*	726	11,812

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Intra-Cellular Therapies, Inc.*	2,600	$159,094
iTeos Therapeutics, Inc.*	700	22,526
IVERIC bio, Inc.*	3,884	65,368
Janux Therapeutics, Inc.*	400	5,736
Kaleido Biosciences, Inc.*	600	990
Karuna Therapeutics, Inc.*	754	95,600
Karyopharm Therapeutics, Inc.*	2,500	18,425
KemPharm, Inc.*	1,000	5,030
Keros Therapeutics, Inc.*	500	27,190
Kezar Life Sciences, Inc.*	1,100	18,282
Kiniksa Pharmaceuticals Ltd., Class A*	1,000	9,940
Kinnate Biopharma, Inc.*	800	9,008
Kodiak Sciences, Inc.*	1,100	8,492
Kronos Bio, Inc.*	1,300	9,399
Krystal Biotech, Inc.*	700	46,578
Kymera Therapeutics, Inc.*	1,100	46,552
Lexicon Pharmaceuticals, Inc.*	2,560	5,350
Ligand Pharmaceuticals, Inc.*	506	56,920
Lineage Cell Therapeutics, Inc.*	4,500	6,930
MacroGenics, Inc.*	1,900	16,739
Magenta Therapeutics, Inc.*	600	1,740
MaxCyte, Inc.*	3,100	21,669
MEI Pharma, Inc.*	3,800	2,290
MeiraGTx Holdings PLC*	1,100	15,235
Mersana Therapeutics, Inc.*	2,300	9,177
Mind Medicine MindMed, Inc.*	10,800	11,988
Molecular Templates, Inc.*	800	2,760
Monte Rosa Therapeutics, Inc.*	1,100	15,422
Mustang Bio, Inc.*	1,500	1,515
Myriad Genetics, Inc.*	2,500	63,000
NeoGenomics, Inc.*	3,700	44,955
NGM Biopharmaceuticals, Inc.*	1,200	18,300
Nkarta, Inc.*	600	6,828
Nurix Therapeutics, Inc.*	1,000	14,010
Nuvalent, Inc., Class A*	800	11,112
Nuvation Bio, Inc.*	5,200	27,352
Olema Pharmaceuticals, Inc.*	800	3,408
Omega Therapeutics, Inc.*	1,000	6,240
Omeros Corp.*	1,800	10,818
Oncocyte Corp.*	1,800	2,682
Oncorus, Inc.*	800	1,424
Oncternal Therapeutics, Inc.*	1,800	2,502
Organogenesis Holdings, Inc.*	2,500	19,050
Oyster Point Pharma, Inc.*	200	2,328
Phathom Pharmaceuticals, Inc.*	700	9,527
Pliant Therapeutics, Inc.*	800	5,608
Poseida Therapeutics, Inc.*	1,400	6,272
Praxis Precision Medicines, Inc.*	1,200	12,252
Precigen, Inc.*	3,300	6,963
Precision BioSciences, Inc.*	1,900	5,852
Prelude Therapeutics, Inc.*	300	2,070
Prothena Corp. PLC*	1,200	43,884
Provention Bio, Inc.*	1,500	10,980
PTC Therapeutics, Inc.*	2,200	82,082
Puma Biotechnology, Inc.*	900	2,592
	Number of Shares	Value†

Biotechnology — (continued)
Pyxis Oncology, Inc.*	500	$2,020
Radius Health, Inc.*	1,400	12,362
Rain Therapeutics, Inc.*	400	2,028
Rallybio Corp.*	400	2,792
RAPT Therapeutics, Inc.*	800	17,592
Recursion Pharmaceuticals, Inc., Class A*	3,700	26,492
REGENXBIO, Inc.*	1,300	43,147
Relay Therapeutics, Inc.*	2,300	68,839
Replimune Group, Inc.*	1,000	16,980
REVOLUTION Medicines, Inc.*	1,900	48,469
Rigel Pharmaceuticals, Inc.*	6,290	18,807
Rocket Pharmaceuticals, Inc.*	1,400	22,204
Rubius Therapeutics, Inc.*	1,300	7,163
Sana Biotechnology, Inc.*	2,800	23,128
Sangamo Therapeutics, Inc.*	4,103	23,838
Scholar Rock Holding Corp.*	900	11,601
Seelos Therapeutics, Inc.*	3,100	2,597
Seer, Inc.*	1,300	19,812
Selecta Biosciences, Inc.*	3,900	4,797
Sensei Biotherapeutics, Inc.*	700	1,617
Sesen Bio, Inc.*	5,900	3,556
Shattuck Labs, Inc.*	900	3,834
Silverback Therapeutics, Inc.*	400	1,404
Singular Genomics Systems, Inc.*	1,800	11,358
Solid Biosciences, Inc.*	400	480
Sorrento Therapeutics, Inc.*	10,200	23,766
Springworks Therapeutics, Inc.*	1,000	56,440
SQZ Biotechnologies Co.*	900	4,329
Stoke Therapeutics, Inc.*	700	14,735
Surface Oncology, Inc.*	1,300	3,822
Sutro Biopharma, Inc.*	1,434	11,787
Syndax Pharmaceuticals, Inc.*	1,500	26,070
Talaris Therapeutics, Inc.*	800	7,872
Tarsus Pharmaceuticals, Inc.*	200	3,364
Taysha Gene Therapies, Inc.*	800	5,216
TCR2 Therapeutics, Inc.*	800	2,208
Tenaya Therapeutics, Inc.*	1,100	12,958
Terns Pharmaceuticals, Inc.*	400	1,188
TG Therapeutics, Inc.*	4,100	38,991
Theravance Biopharma, Inc.*	2,200	21,032
Theseus Pharmaceuticals, Inc.*	500	5,765
TransMedics Group, Inc.*	900	24,246
Travere Therapeutics, Inc.*	2,000	51,540
Turning Point Therapeutics, Inc.*	1,466	39,362
Twist Bioscience Corp.*	1,772	87,501
Tyra Biosciences, Inc.*	500	5,350
UroGen Pharma Ltd.*	700	6,097
Vaxart, Inc.*	4,000	20,160
VBI Vaccines, Inc.*	6,200	10,292
Ventyx Biosciences, Inc.*	400	5,428
Vera Therapeutics, Inc.*	400	9,396
Veracyte, Inc.*	2,200	60,654
Verastem, Inc.*	6,200	8,742
Vericel Corp.*	1,500	57,330

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Veru, Inc.*	2,500	$12,075
Verve Therapeutics, Inc.*	1,100	25,102
Viking Therapeutics, Inc.*	1,700	5,100
Vincerx Pharma, Inc.*	400	1,600
Vir Biotechnology, Inc.*	2,000	51,440
Viracta Therapeutics, Inc.*	1,300	6,188
VistaGen Therapeutics, Inc.*	6,800	8,432
Vor BioPharma, Inc.*	400	2,416
WaVe Life Sciences Ltd.*	700	1,400
Werewolf Therapeutics, Inc.*	900	3,960
XBiotech, Inc.	467	4,035
Xencor, Inc.*	1,900	50,692
Xilio Therapeutics, Inc.*	400	2,828
XOMA Corp.*	200	5,596
Zentalis Pharmaceuticals, Inc.*	1,200	55,368
		5,589,662
Building Materials — 1.2%
AAON, Inc.	1,385	77,186
American Woodmark Corp.*	569	27,853
Apogee Enterprises, Inc.	843	40,009
Boise Cascade Co.	1,300	90,311
Caesarstone Ltd.	600	6,312
Cornerstone Building Brands, Inc.*	1,864	45,332
Gibraltar Industries, Inc.*	1,101	47,288
Griffon Corp.	1,656	33,170
JELD-WEN Holding, Inc.*	3,100	62,868
Masonite International Corp.*	800	71,152
Modine Manufacturing Co.*	1,577	14,209
PGT Innovations, Inc.*	2,000	35,960
Simpson Manufacturing Co., Inc.	1,455	158,653
SPX Corp.*	1,400	69,174
Summit Materials, Inc., Class A*	3,905	121,289
UFP Industries, Inc.	1,949	150,385
View, Inc.*	5,100	9,384
		1,060,535
Chemicals — 1.8%
AdvanSix, Inc.	900	45,981
American Vanguard Corp.	878	17,841
Amyris, Inc.*	5,400	23,544
Balchem Corp.	1,041	142,305
Cabot Corp.	1,800	123,138
Codexis, Inc.*	2,000	41,240
Danimer Scientific, Inc.*	3,200	18,752
Ecovyst, Inc.	1,800	20,808
Ferro Corp.*	2,638	57,350
GCP Applied Technologies, Inc.*	2,100	65,982
H.B. Fuller Co.	1,780	117,605
Hawkins, Inc.	698	32,038
Ingevity Corp.*	1,300	83,291
Innospec, Inc.	800	74,040
Intrepid Potash, Inc.*	370	30,392
Koppers Holdings, Inc.	620	17,063
Kronos Worldwide, Inc.	900	13,968
Marrone Bio Innovations, Inc.*	2,700	2,916
	Number of Shares	Value†

Chemicals — (continued)
Minerals Technologies, Inc.	1,128	$74,617
Oil-Dri Corp of America	197	5,644
Orion Engineered Carbons S.A.	2,100	33,537
Quaker Chemical Corp.	436	75,345
Rayonier Advanced Materials, Inc.*	1,900	12,483
Rogers Corp.*	617	167,639
Sensient Technologies Corp.	1,358	114,004
Stepan Co.	735	72,625
Trinseo PLC	1,300	62,296
Tronox Holdings PLC, Class A	3,700	73,223
Unifi, Inc.*	460	8,326
Zymergen, Inc.*	2,600	7,514
		1,635,507
Coal — 0.3%
Arch Resources, Inc.	500	68,690
CONSOL Energy, Inc.*	1,200	45,156
Peabody Energy Corp.*	2,800	68,684
SunCoke Energy, Inc.	2,541	22,640
Warrior Met Coal, Inc.	1,700	63,087
		268,257
Commercial Services — 5.3%
2U, Inc.*	2,300	30,544
ABM Industries, Inc.	2,239	103,084
Acacia Research Corp.*	1,180	5,322
Adtalem Global Education, Inc.*	1,600	47,536
AirSculpt Technologies, Inc.*	300	4,104
Alarm.com Holdings, Inc.*	1,600	106,336
Alta Equipment Group, Inc.*	700	8,652
American Public Education, Inc.*	655	13,912
AMN Healthcare Services, Inc.*	1,609	167,867
API Group Corp.*	6,700	140,901
Arlo Technologies, Inc.*	3,033	26,872
ASGN, Inc.*	1,652	192,805
Avis Budget Group, Inc.*	1,367	359,931
Barrett Business Services, Inc.	242	18,748
BrightView Holdings, Inc.*	1,315	17,897
Carriage Services, Inc.	500	26,665
Cass Information Systems, Inc.	498	18,381
CBIZ, Inc.*	1,640	68,831
Cimpress PLC*	619	39,362
CoreCivic, Inc.*	4,200	46,914
CorVel Corp.*	299	50,364
Coursera, Inc.*	2,400	55,296
CRA International, Inc.	274	23,087
Cross Country Healthcare, Inc.*	1,084	23,490
Custom Truck One Source, Inc.*	2,100	17,619
Deluxe Corp.	1,307	39,524
Emerald Holding, Inc.*	700	2,380
Ennis, Inc.	858	15,847
European Wax Center, Inc., Class A*	500	14,780
EVERTEC, Inc.	1,939	79,363
Evo Payments, Inc., Class A*	1,500	34,635
First Advantage Corp.*	1,900	38,361
Forrester Research, Inc.*	375	21,157

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Franklin Covey Co.*	397	$17,952
Graham Holdings Co., Class B	122	74,599
Green Dot Corp., Class A*	1,727	47,458
HealthEquity, Inc.*	2,700	182,088
Heidrick & Struggles International, Inc.	569	22,521
Herc Holdings, Inc.	838	140,021
Huron Consulting Group, Inc.*	728	33,350
I3 Verticals, Inc., Class A*	800	22,288
ICF International, Inc.	648	61,003
Insperity, Inc.	1,173	117,793
John Wiley & Sons, Inc., Class A	1,400	74,242
Kelly Services, Inc., Class A	1,314	28,501
Kforce, Inc.	686	50,743
Korn Ferry	1,790	116,243
Landec Corp.*	718	8,314
Laureate Education, Inc., Class A	3,300	39,105
LiveRamp Holdings, Inc.*	2,167	81,024
Marathon Digital Holdings, Inc.*	3,100	86,645
Medifast, Inc.	376	64,213
MoneyGram International, Inc.*	3,000	31,680
Monro, Inc.	1,037	45,981
Multiplan Corp.*	10,200	47,736
National Research Corp.	387	15,345
Paya Holdings, Inc.*	2,800	16,408
Perdoceo Education Corp.*	2,300	26,404
PROG Holdings, Inc.*	1,767	50,837
Progyny, Inc.*	2,100	107,940
R1 RCM, Inc.*	3,800	101,688
Remitly Global, Inc.*	400	3,948
Rent the Runway, Inc., Class A*	800	5,512
Rent-A-Center, Inc.	2,153	54,234
Repay Holdings Corp.*	2,700	39,879
Resources Connection, Inc.	922	15,803
Riot Blockchain, Inc.*	3,400	71,978
ShotSpotter, Inc.*	300	8,316
SP Plus Corp.*	693	21,732
Sterling Check Corp.*	500	13,215
StoneMor, Inc.*	2,000	5,220
Strategic Education, Inc.	762	50,582
Stride, Inc.*	1,452	52,751
Team, Inc.*	983	2,172
Textainer Group Holdings Ltd.	1,512	57,562
The Aaron's Co., Inc.	1,100	22,088
The Brink's Co.	1,610	109,480
The Hackett Group, Inc.	716	16,511
Transcat, Inc.*	200	16,228
TriNet Group, Inc.*	1,300	127,868
Triton International Ltd.	2,193	153,905
TrueBlue, Inc.*	1,076	31,086
Udemy, Inc.*	500	6,230
Vectrus, Inc.*	400	14,344
Viad Corp.*	671	23,914
Vivint Smart Home, Inc.*	3,100	20,956
Willdan Group, Inc.*	300	9,207
WillScot Mobile Mini Holdings Corp.*	6,952	272,032
	Number of Shares	Value†

Commercial Services — (continued)
WW International, Inc.*	1,700	$17,391
		4,816,833
Computers — 2.2%
3D Systems Corp.*	4,200	70,056
Cantaloupe, Inc.*	2,000	13,540
Conduent, Inc.*	5,800	29,928
Corsair Gaming, Inc.*	1,000	21,160
Desktop Metal, Inc., Class A*	6,184	29,312
Diebold Nixdorf, Inc.*	2,500	16,825
ExlService Holdings, Inc.*	1,100	157,597
Grid Dynamics Holdings, Inc.*	1,400	19,712
iCAD, Inc.*	500	2,230
Insight Enterprises, Inc.*	1,143	122,667
Integral Ad Science Holding Corp.*	1,200	16,560
KBR, Inc.	4,600	251,758
Maximus, Inc.	1,981	148,476
Mitek Systems, Inc.*	1,500	22,005
NetScout Systems, Inc.*	2,365	75,869
OneSpan, Inc.*	1,128	16,288
PAR Technology Corp.*	800	32,272
Parsons Corp.*	800	30,960
Ping Identity Holding Corp.*	2,000	54,860
PlayAGS, Inc.*	800	5,336
Qualys, Inc.*	1,100	156,651
Quantum Corp.*	1,300	2,951
Rapid7, Inc.*	1,900	211,356
Rekor Systems, Inc.*	1,200	5,472
Rimini Street, Inc.*	1,800	10,440
SecureWorks Corp., Class A*	500	6,625
StarTek, Inc.*	700	3,101
Super Micro Computer, Inc.*	1,400	53,298
Telos Corp.*	1,300	12,961
Tenable Holdings, Inc.*	3,000	173,370
TTEC Holdings, Inc.	607	50,090
Unisys Corp.*	2,324	50,221
Varonis Systems, Inc.*	3,544	168,482
Vuzix Corp.*	2,000	13,200
		2,055,629
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co.	1,800	66,006
elf Beauty, Inc.*	1,600	41,328
Inter Parfums, Inc.	624	54,943
Revlon, Inc., Class A*	270	2,179
The Beauty Health Co.*	2,800	47,264
The Honest Co., Inc.*	2,800	14,588
		226,308
Distribution & Wholesale — 0.9%
A-Mark Precious Metals, Inc.	300	23,202
Avient Corp.	2,955	141,840
EVI Industries, Inc.*	200	3,718
G-III Apparel Group Ltd.*	1,508	40,791
Global Industrial Co.	362	11,667
H&E Equipment Services, Inc.	1,059	46,088

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Distribution & Wholesale — (continued)
Ideanomics, Inc.*	13,600	$15,232
KAR Auction Services, Inc.*	4,100	74,005
Resideo Technologies, Inc.*	4,700	112,001
ScanSource, Inc.*	881	30,650
Titan Machinery, Inc.*	723	20,432
Veritiv Corp.*	500	66,795
VSE Corp.	308	14,196
WESCO International, Inc.*	1,447	188,313
		788,930
Diversified Financial Services — 2.3%
Amerant Bancorp, Inc.	900	28,431
Artisan Partners Asset Management, Inc., Class A	1,900	74,765
AssetMark Financial Holdings, Inc.*	500	11,125
Associated Capital Group, Inc., Class A	100	4,191
Atlanticus Holdings Corp.*	200	10,358
B Riley Financial, Inc.	700	48,972
BGC Partners, Inc., Class A	10,500	46,200
Blucora, Inc.*	1,596	31,202
Brightsphere Investment Group, Inc.	1,026	24,880
Calamos Asset Management, Inc., Class A(1),*	469	0
Cohen & Steers, Inc.	817	70,172
Columbia Financial, Inc.*	1,200	25,812
Cowen, Inc., Class A	947	25,664
Curo Group Holdings Corp.	900	11,745
Diamond Hill Investment Group, Inc.	107	20,041
Enact Holdings, Inc.	500	11,125
Encore Capital Group, Inc.*	797	49,996
Enova International, Inc.*	1,213	46,057
EZCORP, Inc., Class A*	1,766	10,667
Federal Agricultural Mortgage Corp., Class C	300	32,544
Federated Hermes, Inc.	3,000	102,180
Finance Of America Cos., Inc., Class A*	1,300	3,952
Flywire Corp.*	2,000	61,160
Focus Financial Partners, Inc., Class A*	2,100	96,054
GAMCO Investors, Inc., Class A	215	4,754
GCM Grosvenor, Inc., Class A	1,200	11,652
Greenhill & Co., Inc.	500	7,735
Hamilton Lane, Inc., Class A	1,200	92,748
Houlihan Lokey, Inc.	1,706	149,787
International Money Express, Inc.*	1,200	24,732
LendingClub Corp.*	3,160	49,865
LendingTree, Inc.*	377	45,115
Moelis & Co., Class A	2,000	93,900
Mr. Cooper Group, Inc.*	1,992	90,975
Navient Corp.	4,800	81,792
Nelnet, Inc., Class A	599	50,909
Ocwen Financial Corp.*	300	7,128
Oportun Financial Corp.*	700	10,052
Oppenheimer Holdings, Inc., Class A	338	14,730
PennyMac Financial Services, Inc.	1,000	53,200
Piper Sandler Cos.	587	77,044
	Number of Shares	Value†

Diversified Financial Services — (continued)
PJT Partners, Inc., Class A	800	$50,496
PRA Group, Inc.*	1,448	65,276
Pzena Investment Management, Inc., Class A	830	6,656
Regional Management Corp.	300	14,571
Sculptor Capital Management, Inc.	600	8,358
StepStone Group, Inc., Class A	1,400	46,284
StoneX Group, Inc.*	593	44,018
Velocity Financial, Inc.*	400	4,376
Virtus Investment Partners, Inc.	236	56,638
WisdomTree Investments, Inc.	3,900	22,893
World Acceptance Corp.*	150	28,776
		2,061,753
Electric — 1.5%
ALLETE, Inc.	1,751	117,282
Ameresco, Inc., Class A*	1,000	79,500
Avista Corp.	2,339	105,606
Black Hills Corp.	2,148	165,439
Clearway Energy, Inc., Class A	1,100	36,652
Clearway Energy, Inc., Class C	2,800	102,228
FTC Solar, Inc.*	1,600	7,888
MGE Energy, Inc.	1,242	99,099
NorthWestern Corp.	1,780	107,672
Ormat Technologies, Inc.	1,500	122,745
Otter Tail Corp.	1,392	87,000
PNM Resources, Inc.	2,810	133,953
Portland General Electric Co.	2,956	163,023
Unitil Corp.	463	23,095
Via Renewables, Inc.	400	3,296
		1,354,478
Electrical Components & Equipment — 0.6%
American Superconductor Corp.*	900	6,849
Belden, Inc.	1,455	80,607
Blink Charging Co.*	1,200	31,752
Encore Wire Corp.	671	76,541
Energizer Holdings, Inc.	2,200	67,672
EnerSys	1,323	98,656
Insteel Industries, Inc.	691	25,560
nLight, Inc.*	1,300	22,542
Novanta, Inc.*	1,168	166,195
Powell Industries, Inc.	229	4,447
		580,821
Electronics — 1.7%
Advanced Energy Industries, Inc.	1,293	111,301
Akoustis Technologies, Inc.*	2,000	13,000
Allied Motion Technologies, Inc.	300	8,952
Atkore, Inc.*	1,500	147,660
Badger Meter, Inc.	1,018	101,505
Benchmark Electronics, Inc.	1,113	27,870
Brady Corp., Class A	1,557	72,042
Comtech Telecommunications Corp.	952	14,937
CTS Corp.	1,163	41,100
FARO Technologies, Inc.*	620	32,190

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Fluidigm Corp.*	2,500	$8,975
GoPro, Inc., Class A*	4,300	36,679
Identiv, Inc.*	800	12,936
II-VI, Inc.*	3,518	255,020
Itron, Inc.*	1,500	79,020
Kimball Electronics, Inc.*	933	18,651
Knowles Corp.*	2,852	61,404
Kopin Corp.*	2,700	6,831
Luna Innovations, Inc.*	700	5,397
Mesa Laboratories, Inc.	156	39,761
MicroVision, Inc.*	5,100	23,817
Napco Security Technologies, Inc.*	1,000	20,520
NVE Corp.	109	5,937
OSI Systems, Inc.*	557	47,412
Plexus Corp.*	903	73,874
Sanmina Corp.*	2,026	81,891
Stoneridge, Inc.*	873	18,124
TTM Technologies, Inc.*	3,429	50,818
Turtle Beach Corp.*	500	10,645
Vicor Corp.*	722	50,937
Vishay Intertechnology, Inc.	4,300	84,280
Vishay Precision Group, Inc.*	500	16,075
		1,579,561
Energy-Alternate Sources — 0.6%
Advent Technologies Holdings, Inc.*	700	1,624
Aemetis, Inc.*	900	11,403
Alto Ingredients, Inc.*	2,600	17,732
Array Technologies, Inc.*	4,200	47,334
Beam Global*	300	6,135
Cleanspark, Inc.*	1,200	14,844
Eos Energy Enterprises, Inc.*	1,400	5,852
FuelCell Energy, Inc.*	12,000	69,120
FutureFuel Corp.	800	7,784
Gevo, Inc.*	6,400	29,952
Green Plains, Inc.*	1,567	48,593
Infrastructure and Energy Alternatives, Inc.*	800	9,480
Renewable Energy Group, Inc.*	1,500	90,975
REX American Resources Corp.*	192	19,123
Stem, Inc.*	3,700	40,737
Sunnova Energy International, Inc.*	2,800	64,568
SunPower Corp.*	2,500	53,700
TPI Composites, Inc.*	1,100	15,466
		554,422
Engineering & Construction — 1.3%
908 Devices, Inc.*	800	15,208
Arcosa, Inc.	1,600	91,600
Atlas Technical Consultants, Inc.*	500	6,020
Comfort Systems USA, Inc.	1,227	109,215
Concrete Pumping Holdings, Inc.*	1,100	7,370
Construction Partners, Inc., Class A*	1,400	36,652
Dycom Industries, Inc.*	953	90,783
EMCOR Group, Inc.	1,763	198,567
Exponent, Inc.	1,680	181,524
	Number of Shares	Value†

Engineering & Construction — (continued)
Fluor Corp.*	4,700	$134,843
Granite Construction, Inc.	1,433	47,002
Great Lakes Dredge & Dock Corp.*	1,951	27,373
IES Holdings, Inc.*	300	12,060
INNOVATE Corp.*	1,083	3,996
Iteris, Inc.*	1,200	3,576
Latham Group, Inc.*	1,500	19,860
Mistras Group, Inc.*	600	3,966
MYR Group, Inc.*	583	54,825
NV5 Global, Inc.*	454	60,518
Primoris Services Corp.	1,790	42,638
Sterling Construction Co., Inc.*	1,000	26,800
Tutor Perini Corp.*	1,397	15,088
		1,189,484
Entertainment — 1.6%
Accel Entertainment, Inc.*	2,000	24,360
AMC Entertainment Holdings, Inc., Class A*	16,855	415,307
Bally's Corp.*	1,050	32,277
Chicken Soup For The Soul Entertainment, Inc.*	400	3,196
Cinemark Holdings, Inc.*	3,500	60,480
Eros STX Global Corp.*	570	1,590
Esports Technologies, Inc.*	400	2,696
Everi Holdings, Inc.*	2,800	58,800
GAN Ltd.*	1,400	6,748
Golden Entertainment, Inc.*	600	34,842
Golden Nugget Online Gaming, Inc.*	1,200	8,532
Hall of Fame Resort & Entertainment Co.*	2,200	2,442
IMAX Corp.*	1,500	28,395
International Game Technology PLC	3,200	78,976
Liberty Media Corp.-Liberty Braves, Class A*	300	8,634
Liberty Media Corp.-Liberty Braves, Class C*	1,300	36,283
Lions Gate Entertainment Corp., Class A*	1,900	30,875
Lions Gate Entertainment Corp., Class B*	3,800	57,114
Madison Square Garden Entertainment Corp.*	837	69,731
Monarch Casino & Resort, Inc.*	485	42,307
NEOGAMES S.A.*	400	6,172
RCI Hospitality Holdings, Inc.	300	18,438
Red Rock Resorts, Inc., Class A	1,700	82,552
Rush Street Interactive, Inc.*	1,800	13,086
Scientific Games Corp.*	3,200	188,000
SeaWorld Entertainment, Inc.*	1,700	126,548
		1,438,381
Environmental Control — 0.9%
Casella Waste Systems, Inc., Class A*	1,600	140,240
CECO Environmental Corp.*	1,309	7,187
Centrus Energy Corp., Class A*	300	10,110

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Environmental Control — (continued)
Energy Recovery, Inc.*	1,500	$30,210
Evoqua Water Technologies Corp.*	3,800	178,524
Harsco Corp.*	2,500	30,600
Heritage-Crystal Clean, Inc.*	600	17,766
Montrose Environmental Group, Inc.*	900	47,637
Pure Cycle Corp.*	800	9,616
PureCycle Technologies, Inc.*	2,000	16,000
Sharps Compliance Corp.*	600	3,540
Tetra Tech, Inc.	1,764	290,954
US Ecology, Inc.*	1,040	49,795
		832,179
Food — 1.7%
AquaBounty Technologies, Inc.*	2,000	3,740
B&G Foods, Inc.	2,172	58,601
Calavo Growers, Inc.	551	20,084
Cal-Maine Foods, Inc.	1,346	74,326
HF Foods Group, Inc.*	1,300	8,658
Hostess Brands, Inc.*	4,700	103,118
Ingles Markets, Inc., Class A	504	44,881
J & J Snack Foods Corp.	470	72,897
John B Sanfilippo & Son, Inc.	300	25,032
Krispy Kreme, Inc.	2,700	40,095
Laird Superfood, Inc.*	300	1,083
Lancaster Colony Corp.	641	95,605
Mission Produce, Inc.*	1,300	16,445
Nathan's Famous, Inc.	100	5,417
Natural Grocers by Vitamin Cottage, Inc.	400	7,840
Performance Food Group Co.*	5,000	254,550
Sanderson Farms, Inc.	656	122,993
Seneca Foods Corp., Class A*	211	10,875
SpartanNash Co.	1,130	37,279
Sprouts Farmers Market, Inc.*	3,800	121,524
Tattooed Chef, Inc.*	1,600	20,128
The Chefs' Warehouse, Inc.*	950	30,970
The Simply Good Foods Co.*	2,800	106,260
Tootsie Roll Industries, Inc.	566	19,787
TreeHouse Foods, Inc.*	1,700	54,842
United Natural Foods, Inc.*	1,900	78,565
Utz Brands, Inc.	2,000	29,560
Village Super Market, Inc., Class A	268	6,566
Weis Markets, Inc.	566	40,424
Whole Earth Brands, Inc.*	1,300	9,308
		1,521,453
Food Service — 0.1%
Healthcare Services Group, Inc.	2,580	47,911
Sovos Brands, Inc.*	800	11,344
		59,255
Forest Products & Paper — 0.1%
Clearwater Paper Corp.*	578	16,201
Glatfelter Corp.	1,359	16,825
Neenah, Inc.	574	22,765
	Number of Shares	Value†

Forest Products & Paper — (continued)
Schweitzer-Mauduit International, Inc.	976	$26,840
		82,631
Gas — 1.1%
Brookfield Infrastructure Corp., Class A	2,100	158,424
Chesapeake Utilities Corp.	585	80,590
New Jersey Resources Corp.	3,164	145,101
Northwest Natural Holding Co.	1,050	54,306
ONE Gas, Inc.	1,700	150,008
South Jersey Industries, Inc.	3,480	120,234
Southwest Gas Holdings, Inc.	1,973	154,466
Spire, Inc.	1,656	118,834
		981,963
Hand & Machine Tools — 0.3%
Cadre Holdings, Inc.	300	7,368
Enerpac Tool Group Corp.	2,106	46,100
Franklin Electric Co., Inc.	1,570	130,373
Kennametal, Inc.	2,700	77,247
Luxfer Holdings PLC	1,000	16,800
		277,888
Healthcare Products — 3.9%
Accelerate Diagnostics, Inc.*	951	1,369
Accuray, Inc.*	2,738	9,063
Acutus Medical, Inc.*	300	417
Akoya Biosciences, Inc.*	300	3,297
Alphatec Holdings, Inc.*	2,300	26,450
AngioDynamics, Inc.*	1,158	24,943
Apyx Medical Corp.*	800	5,224
Artivion, Inc.*	1,199	25,635
Asensus Surgical, Inc.*	8,000	5,014
Aspira Women's Health, Inc.*	2,100	2,184
AtriCure, Inc.*	1,500	98,505
Atrion Corp.	44	31,372
Avanos Medical, Inc.*	1,500	50,250
Avita Medical, Inc.*	800	6,784
Axogen, Inc.*	1,200	9,528
Axonics, Inc.*	1,500	93,900
BioLife Solutions, Inc.*	300	6,819
Bionano Genomics, Inc.*	9,200	23,736
Bioventus, Inc., Class A*	1,095	15,439
Butterfly Network, Inc.*	4,100	19,516
Cardiovascular Systems, Inc.*	1,200	27,120
CareDx, Inc.*	1,700	62,883
Castle Biosciences, Inc.*	700	31,402
Celcuity, Inc.*	300	2,805
Cerus Corp.*	5,300	29,097
ClearPoint Neuro, Inc.*	700	7,287
CONMED Corp.	935	138,894
Cue Health, Inc.*	600	3,870
Cutera, Inc.*	600	41,400
CVRx, Inc.*	300	1,797
CytoSorbents Corp.*	1,100	3,509
DermTech, Inc.*	800	11,744
Eargo, Inc.*	700	3,703

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Glaukos Corp.*	1,453	$84,012
Haemonetics Corp.*	1,631	103,112
Hanger, Inc.*	1,100	20,163
Inari Medical, Inc.*	1,100	99,704
InfuSystem Holdings, Inc.*	600	5,880
Inogen, Inc.*	600	19,452
Inspire Medical Systems, Inc.*	897	230,251
Integer Holdings Corp.*	1,113	89,674
Intersect ENT, Inc.*	1,200	33,612
Invacare Corp.*	1,190	1,678
iRadimed Corp.	200	8,968
iRhythm Technologies, Inc.*	993	156,368
Lantheus Holdings, Inc.*	2,206	122,014
LeMaitre Vascular, Inc.	600	27,882
LivaNova PLC*	1,800	147,294
Meridian Bioscience, Inc.*	1,360	35,306
Merit Medical Systems, Inc.*	1,675	111,421
MiMedx Group, Inc.*	3,700	17,427
NanoString Technologies, Inc.*	1,500	52,125
Natus Medical, Inc.*	1,075	28,251
Neogen Corp.*	3,538	109,112
NeuroPace, Inc.*	300	2,463
Nevro Corp.*	1,117	80,793
NuVasive, Inc.*	1,706	96,730
Omnicell, Inc.*	1,422	184,135
OraSure Technologies, Inc.*	2,201	14,923
Ortho Clinical Diagnostics Holdings PLC*	4,000	74,640
Orthofix Medical, Inc.*	571	18,672
OrthoPediatrics Corp.*	400	21,596
Pacific Biosciences of California, Inc.*	6,300	57,330
Paragon 28, Inc.*	400	6,696
Patterson Cos., Inc.	2,800	90,636
PAVmed, Inc.*	2,900	3,828
PROCEPT BioRobotics Corp.*	200	6,998
Pulmonx Corp.*	800	19,848
Pulse Biosciences, Inc.*	494	2,401
Quanterix Corp.*	1,000	29,190
Quotient Ltd.*	2,200	2,640
Rapid Micro Biosystems, Inc., Class A*	300	2,037
Retractable Technologies, Inc.*	300	1,425
RxSight, Inc.*	400	4,952
SeaSpine Holdings Corp.*	1,000	12,160
Shockwave Medical, Inc.*	1,126	233,487
SI-BONE, Inc.*	1,000	22,600
Sientra, Inc.*	1,900	4,218
Silk Road Medical, Inc.*	1,100	45,419
STAAR Surgical Co.*	1,523	121,703
Stereotaxis, Inc.*	1,700	6,341
Surmodics, Inc.*	473	21,441
Tactile Systems Technology, Inc.*	600	12,096
Talis Biomedical Corp.*	600	846
Treace Medical Concepts, Inc.*	1,000	18,910
Utah Medical Products, Inc.	100	8,986
Varex Imaging Corp.*	1,200	25,548
	Number of Shares	Value†

Healthcare Products — (continued)
ViewRay, Inc.*	4,200	$16,464
Zynex, Inc.	660	4,112
		3,604,926
Healthcare Services — 1.8%
Accolade, Inc.*	1,600	28,096
Addus HomeCare Corp.*	500	46,645
Agiliti, Inc.*	800	16,880
American Well Corp., Class A*	6,300	26,523
Aveanna Healthcare Holdings, Inc.*	1,400	4,774
Bright Health Group, Inc.*	7,700	14,861
Brookdale Senior Living, Inc.*	6,300	44,415
Community Health Systems, Inc.*	4,100	48,667
Fulgent Genetics, Inc.*	700	43,687
Innovage Holding Corp.*	700	4,494
Inotiv, Inc.*	500	13,090
Invitae Corp.*	6,500	51,805
LHC Group, Inc.*	986	166,240
LifeStance Health Group, Inc.*	2,600	26,286
MEDNAX, Inc.*	2,500	58,700
Medpace Holdings, Inc.*	971	158,846
ModivCare, Inc.*	400	46,156
National HealthCare Corp.	406	28,513
Neuronetics, Inc.*	900	2,727
Ontrak, Inc.*	200	453
OPKO Health, Inc.*	12,601	43,347
Personalis, Inc.*	1,200	9,828
RadNet, Inc.*	1,600	35,792
Select Medical Holdings Corp.	3,600	86,364
SOC Telemed, Inc.*	1,600	4,784
Surgery Partners, Inc.*	1,100	60,555
Tenet Healthcare Corp.*	3,500	300,860
The Ensign Group, Inc.	1,780	160,218
The Joint Corp.*	500	17,695
The Pennant Group, Inc.*	740	13,786
Tivity Health, Inc.*	1,489	47,901
U.S. Physical Therapy, Inc.	397	39,482
Vapotherm, Inc.*	800	11,120
Viemed Healthcare, Inc.*	1,300	6,474
		1,670,064
Home Builders — 1.1%
Beazer Homes USA, Inc.*	924	14,063
Cavco Industries, Inc.*	298	71,773
Century Communities, Inc.	1,000	53,570
Forestar Group, Inc.*	460	8,170
Green Brick Partners, Inc.*	1,000	19,760
Hovnanian Enterprises, Inc., Class A*	200	11,820
Installed Building Products, Inc.	766	64,719
KB Home	2,600	84,188
Landsea Homes Corp.*	700	5,985
LCI Industries	791	82,114
LGI Homes, Inc.*	700	68,376
M/I Homes, Inc.*	936	41,512
MDC Holdings, Inc.	1,859	70,344
Meritage Homes Corp.*	1,190	94,284

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
Skyline Corp.*	1,700	$93,296
Taylor Morrison Home Corp.*	3,900	106,158
Tri Pointe Homes, Inc.*	3,600	72,288
Winnebago Industries, Inc.	1,022	55,219
		1,017,639
Home Furnishings — 0.4%
Aterian, Inc.*	700	1,701
Daktronics, Inc.*	1,209	4,642
Ethan Allen Interiors, Inc.	828	21,586
Flexsteel Industries, Inc.	300	5,790
Hamilton Beach Brands Holding Co., Class A	144	1,675
Hooker Furnishings Corp.	300	5,682
iRobot Corp.*	880	55,792
MillerKnoll, Inc.	2,428	83,912
Purple Innovation, Inc.*	1,700	9,945
Sleep Number Corp.*	772	39,148
Snap One Holdings Corp.*	400	5,900
Sonos, Inc.*	4,300	121,346
The Lovesac Co.*	400	21,624
Traeger, Inc.*	700	5,208
Universal Electronics, Inc.*	400	12,496
VOXX International Corp.*	500	4,985
Weber, Inc., Class A	500	4,915
		406,347
Household Products & Wares — 0.4%
ACCO Brands Corp.	2,893	23,144
Central Garden & Pet Co.*	300	13,188
Central Garden & Pet Co., Class A*	1,302	53,096
Helen of Troy Ltd.*	805	157,651
Quanex Building Products Corp.	1,025	21,515
WD-40 Co.	437	80,071
		348,665
Housewares — 0.0%
Lifetime Brands, Inc.	400	5,136
Tupperware Brands Corp.*	1,700	33,065
		38,201
Insurance — 2.2%
Ambac Financial Group, Inc.*	1,500	15,600
American Equity Investment Life Holding Co.	2,676	106,799
American National Group, Inc.	259	48,974
AMERISAFE, Inc.	608	30,199
Argo Group International Holdings Ltd.	1,032	42,601
BRP Group, Inc., Class A*	1,500	40,245
Citizens, Inc.*	1,466	6,216
CNO Financial Group, Inc.	4,093	102,693
Crawford & Co., Class A	700	5,292
Donegal Group, Inc., Class A	283	3,795
eHealth, Inc.*	720	8,935
Employers Holdings, Inc.	882	36,180
Enstar Group Ltd.*	401	104,721
Essent Group Ltd.	3,500	144,235
	Number of Shares	Value†

Insurance — (continued)
Genworth Financial, Inc., Class A*	17,000	$64,260
Goosehead Insurance, Inc., Class A	600	47,142
Greenlight Capital Re Ltd., Class A*	1,128	7,975
HCI Group, Inc.	200	13,636
Heritage Insurance Holdings, Inc.	800	5,712
Horace Mann Educators Corp.	1,380	57,726
Investors Title Co.	39	7,925
James River Group Holdings Ltd.	1,100	27,214
Kinsale Capital Group, Inc.	719	163,946
Maiden Holdings Ltd.*	2,800	6,748
MBIA, Inc.*	1,700	26,163
MetroMile, Inc.*	4,000	5,280
National Western Life Group, Inc., Class A	74	15,570
NI Holdings, Inc.*	200	3,392
NMI Holdings, Inc., Class A*	2,700	55,674
Palomar Holdings, Inc.*	800	51,192
ProAssurance Corp.	1,800	48,384
Radian Group, Inc.	6,003	133,327
RLI Corp.	1,292	142,934
Safety Insurance Group, Inc.	482	43,790
Selective Insurance Group, Inc.	1,975	176,486
Selectquote, Inc.*	4,300	11,997
SiriusPoint Ltd.*	2,700	20,196
Stewart Information Services Corp.	908	55,034
Tiptree, Inc.	600	7,710
Trean Insurance Group, Inc.*	500	2,345
Trupanion, Inc.*	1,236	110,152
United Fire Group, Inc.	680	21,128
United Insurance Holdings Corp.	800	2,648
Universal Insurance Holdings, Inc.	951	12,829
		2,045,000
Internet — 1.7%
1-800-Flowers.com, Inc., Class A*	937	11,956
1stdibs.com, Inc.*	900	7,191
Cargurus, Inc.*	3,200	135,872
CarParts.com, Inc.*	1,600	10,720
Cars.com, Inc.*	2,100	30,303
ChannelAdvisor Corp.*	900	14,913
Cogent Communications Holdings, Inc.	1,419	94,151
comScore, Inc.*	1,900	5,529
Couchbase, Inc.*	900	15,678
ePlus, Inc.*	832	46,642
Eventbrite, Inc., Class A*	2,500	36,925
EverQuote, Inc., Class A*	700	11,326
fuboTV, Inc.*	4,600	30,222
Groupon, Inc.*	850	16,346
HealthStream, Inc.*	900	17,928
HyreCar, Inc.*	600	1,428
Lands' End, Inc.*	500	8,460
Limelight Networks, Inc.*	4,172	21,778
Liquidity Services, Inc.*	735	12,583
LiveOne, Inc.*	1,500	1,224
Magnite, Inc.*	4,206	55,561

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
MediaAlpha, Inc., Class A*	600	$9,930
Mimecast Ltd.*	2,000	159,120
Open Lending Corp., Class A*	3,400	64,294
Overstock.com, Inc.*	1,400	61,607
Perficient, Inc.*	1,045	115,044
Q2 Holdings, Inc.*	1,800	110,970
QuinStreet, Inc.*	1,715	19,894
Revolve Group, Inc.*	1,200	64,428
Shutterstock, Inc.	800	74,464
Solo Brands, Inc., Class A*	500	4,265
Stitch Fix, Inc., Class A*	2,600	26,182
TechTarget, Inc.*	900	73,152
The RealReal, Inc.*	2,600	18,876
TrueCar, Inc.*	3,500	13,825
Tucows, Inc., Class A*	300	20,490
Upwork, Inc.*	3,900	90,636
VirnetX Holding Corp.*	2,283	3,721
Yelp, Inc.*	2,300	78,453
		1,596,087
Iron & Steel — 0.4%
Allegheny Technologies, Inc.*	4,200	112,728
Carpenter Technology Corp.	1,500	62,970
Commercial Metals Co.	3,900	162,318
Schnitzer Steel Industries, Inc., Class A	900	46,746
		384,762
Leisure Time — 0.5%
Acushnet Holdings Corp.	1,100	44,286
Callaway Golf Co.*	3,746	87,731
Camping World Holdings, Inc., Class A	1,400	39,130
Clarus Corp.	902	20,548
Drive Shack, Inc.*	3,200	4,928
Escalade, Inc.	200	2,640
F45 Training Holdings, Inc.*	1,200	12,840
Johnson Outdoors, Inc., Class A	168	13,059
Liberty TripAdvisor Holdings, Inc., Class A*	2,400	4,920
Life Time Group Holdings, Inc.*	1,300	18,902
Lindblad Expeditions Holdings, Inc.*	1,100	16,588
Malibu Boats, Inc., Class A*	700	40,607
Marine Products Corp.	88	1,016
MasterCraft Boat Holdings, Inc.*	700	17,227
Nautilus, Inc.*	900	3,708
OneSpaWorld Holdings Ltd.*	1,600	16,320
OneWater Marine, Inc., Class A	400	13,780
Vista Outdoor, Inc.*	1,900	67,811
Xponential Fitness, Inc., Class A*	500	11,720
		437,761
Lodging — 0.2%
Bluegreen Vacations Holding Corp.*	404	11,946
Century Casinos, Inc.*	1,100	13,145
Full House Resorts, Inc.*	1,200	11,532
Hilton Grand Vacations, Inc.*	2,800	145,628
Target Hospitality Corp.*	1,300	7,800
	Number of Shares	Value†

Lodging — (continued)
The Marcus Corp.*	733	$12,974
		203,025
Machinery — Construction & Mining — 0.3%
Argan, Inc.	436	17,697
Astec Industries, Inc.	698	30,014
Babcock & Wilcox Enterprises, Inc.*	2,000	16,320
Bloom Energy Corp., Class A*	4,800	115,920
Hyster-Yale Materials Handling, Inc.	344	11,424
Terex Corp.	2,300	82,018
The Manitowoc Co., Inc.*	1,025	15,457
		288,850
Machinery — Diversified — 1.9%
AgEagle Aerial Systems, Inc.*	2,500	2,975
Alamo Group, Inc.	317	45,581
Albany International Corp., Class A	1,032	87,018
Altra Industrial Motion Corp.	2,103	81,870
Applied Industrial Technologies, Inc.	1,282	131,610
Cactus, Inc., Class A	1,800	102,132
Chart Industries, Inc.*	1,217	209,044
CIRCOR International, Inc.*	635	16,904
Columbus McKinnon Corp.	885	37,524
CSW Industrials, Inc.	482	56,678
DXP Enterprises, Inc.*	522	14,141
Eastman Kodak Co.*	1,600	10,480
GrafTech International Ltd.	6,600	63,492
Hydrofarm Holdings Group, Inc.*	1,300	19,695
Ichor Holdings Ltd.*	900	32,058
Kadant, Inc.	372	72,239
Lindsay Corp.	343	53,854
Mueller Water Products, Inc., Class A	4,992	64,497
NN, Inc.*	1,600	4,608
Ranpak Holdings Corp.*	1,200	24,516
SPX FLOW, Inc.	1,400	120,708
Tennant Co.	636	50,117
The Gorman-Rupp Co.	751	26,946
Thermon Group Holdings, Inc.*	1,100	17,820
Watts Water Technologies, Inc., Class A	888	123,956
Welbilt, Inc.*	4,200	99,750
Zurn Water Solutions Corp.	4,000	141,600
		1,711,813
Media — 0.7%
AMC Networks, Inc., Class A*	1,000	40,630
Audacy, Inc.*	3,100	8,959
CuriosityStream, Inc.*	1,000	2,900
Gannett Co., Inc.*	4,253	19,181
Gray Television, Inc.	2,700	59,589
Hemisphere Media Group, Inc.*	400	1,828
Houghton Mifflin Harcourt Co.*	4,200	88,242
iHeartMedia, Inc., Class A*	3,600	68,148
Liberty Latin America Ltd., Class A*	1,400	13,580
Liberty Latin America Ltd., Class C*	4,852	46,530
Scholastic Corp.	856	34,480
Sinclair Broadcast Group, Inc., Class A	1,600	44,832

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
TEGNA, Inc.	7,200	$161,280
The E.W. Scripps Co., Class A*	1,829	38,025
Thryv Holdings, Inc.*	300	8,436
WideOpenWest, Inc.*	1,800	31,392
		668,032
Metal Fabricate/Hardware — 0.7%
AZZ, Inc.	776	37,434
Helios Technologies, Inc.	1,059	84,985
Lawson Products, Inc.*	100	3,854
Mayville Engineering Co., Inc.*	300	2,811
Mueller Industries, Inc.	1,888	102,273
Northwest Pipe Co.*	300	7,635
Olympic Steel, Inc.	231	8,884
Omega Flex, Inc.	81	10,520
Park-Ohio Holdings Corp.	200	2,814
Proto Labs, Inc.*	866	45,811
RBC Bearings, Inc.*	913	177,013
Ryerson Holding Corp.	600	21,012
Standex International Corp.	400	39,968
TimkenSteel Corp.*	1,400	30,632
Tredegar Corp.	761	9,124
Worthington Industries, Inc.	1,084	55,728
Xometry, Inc., Class A*	800	29,400
		669,898
Mining — 1.0%
Arconic Corp.*	3,400	87,108
Century Aluminum Co.*	1,754	46,148
Coeur Mining, Inc.*	8,628	38,394
Compass Minerals International, Inc.	1,100	69,069
Constellium S.E.*	4,000	72,000
Energy Fuels, Inc.*	4,800	43,920
Ferroglobe PLC(1),*	2,414	0
Gatos Silver, Inc.*	1,700	7,344
Hecla Mining Co.	17,191	112,945
Kaiser Aluminum Corp.	516	48,586
Livent Corp.*	5,400	140,778
MP Materials Corp.*	2,500	143,350
Novagold Resources, Inc.*	7,500	57,975
Perpetua Resources Corp.*	1,100	4,510
PolyMet Mining Corp.*	1,700	7,123
United States Lime & Minerals, Inc.	90	10,444
Uranium Energy Corp.*	8,100	37,179
Ur-Energy, Inc.*	7,000	11,200
		938,073
Miscellaneous Manufacturing — 0.9%
American Outdoor Brands, Inc.*	469	6,158
AMMO, Inc.*	2,300	11,040
Byrna Technologies, Inc.*	700	5,719
Chase Corp.	261	22,684
EnPro Industries, Inc.	717	70,072
ESCO Technologies, Inc.	834	58,313
Fabrinet*	1,200	126,156
Federal Signal Corp.	1,943	65,576
	Number of Shares	Value†

Miscellaneous Manufacturing — (continued)
Haynes International, Inc.	364	$15,506
Hillenbrand, Inc.	2,344	103,535
John Bean Technologies Corp.	1,013	120,010
Materion Corp.	657	56,331
Meta Materials, Inc.*	7,050	11,774
Myers Industries, Inc.	1,125	24,300
NL Industries, Inc.	90	647
Sight Sciences, Inc.*	900	10,404
Smith & Wesson Brands, Inc.	1,579	23,890
Sturm Ruger & Co., Inc.	619	43,095
Trinity Industries, Inc.	2,500	85,900
		861,110
Office & Business Equipment — 0.0%
Pitney Bowes, Inc.	6,000	31,200
Office Furnishings — 0.1%
HNI Corp.	1,443	53,463
Interface, Inc.	1,995	27,072
Kimball International, Inc., Class B	1,244	10,512
Steelcase, Inc., Class A	2,631	31,441
		122,488
Oil & Gas — 4.6%
Antero Resources Corp.*	9,500	290,035
Berry Corp.	2,100	21,672
Brigham Minerals, Inc., Class A	1,500	38,325
California Resources Corp.	2,700	120,771
Callon Petroleum Co.*	1,600	94,528
Centennial Resource Development, Inc., Class A*	6,000	48,420
Chesapeake Energy Corp.	3,498	304,326
Civitas Resources, Inc.	1,394	83,236
CNX Resources Corp.*	6,500	134,680
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.*	3,200	41,760
Crescent Energy, Inc., Class A	1,020	17,687
CVR Energy, Inc.	1,000	25,540
Delek US Holdings, Inc.*	2,283	48,445
Denbury, Inc.*	1,700	133,569
Earthstone Energy, Inc., Class A*	1,200	15,156
Falcon Minerals Corp.	1,500	10,110
Helmerich & Payne, Inc.	3,400	145,452
HighPeak Energy, Inc.	300	6,660
Kosmos Energy Ltd.*	15,200	109,288
Laredo Petroleum, Inc.*	400	31,656
Magnolia Oil & Gas Corp., Class A	4,800	113,520
Matador Resources Co.	3,600	190,728
Murphy Oil Corp.	4,900	197,911
Nabors Industries Ltd.*	218	33,293
Northern Oil & Gas, Inc.	2,100	59,199
Oasis Petroleum, Inc.	700	102,410
Ovintiv, Inc.	8,700	470,409
Par Pacific Holdings, Inc.*	1,618	21,066
Patterson-UTI Energy, Inc.	6,300	97,524
PBF Energy, Inc., Class A*	3,300	80,421

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
PDC Energy, Inc.	3,255	$236,573
Range Resources Corp.*	7,900	240,002
Ranger Oil Corp.*	700	24,171
Riley Exploration Permian, Inc.	300	7,524
SM Energy Co.	4,000	155,800
Southwestern Energy Co.*	32,952	236,266
Talos Energy, Inc.*	1,300	20,527
Tellurian, Inc.*	12,200	64,660
W&T Offshore, Inc.*	3,543	13,534
Whiting Petroleum Corp.	1,352	110,202
		4,197,056
Oil & Gas Services — 0.9%
Archrock, Inc.	4,700	43,381
Aris Water Solution, Inc., Class A	600	10,920
Bristow Group, Inc.*	766	28,403
ChampionX Corp.*	6,800	166,464
DMC Global, Inc.*	600	18,300
Dril-Quip, Inc.*	1,100	41,085
Expro Group Holdings N.V.*	1,616	28,732
Helix Energy Solutions Group, Inc.*	4,501	21,515
Liberty Oilfield Services, Inc., Class A*	3,200	47,424
Matrix Service Co.*	987	8,113
MRC Global, Inc.*	2,900	34,539
National Energy Services Reunited Corp.*	1,100	9,240
Newpark Resources, Inc.*	2,712	9,926
NexTier Oilfield Solutions, Inc.*	5,891	54,433
NOW, Inc.*	3,800	41,914
Oceaneering International, Inc.*	3,400	51,544
Oil States International, Inc.*	2,000	13,900
ProPetro Holding Corp.*	2,900	40,397
RPC, Inc.*	2,200	23,474
Select Energy Services, Inc., Class A*	2,100	17,997
Solaris Oilfield Infrastructure, Inc., Class A	1,100	12,419
TETRA Technologies, Inc.*	4,400	18,084
Tidewater, Inc.*	1,400	30,436
US Silica Holdings, Inc.*	2,300	42,918
		815,558
Packaging and Containers — 0.3%
Greif, Inc., Class A	900	58,554
Greif, Inc., Class B	200	12,752
Matthews International Corp., Class A	1,105	35,758
O-I Glass, Inc.*	5,100	67,218
Pactiv Evergreen, Inc.	1,200	12,072
TriMas Corp.	1,495	47,974
UFP Technologies, Inc.*	200	13,234
		247,562
Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc.*	1,500	25,860
AdaptHealth Corp.*	2,500	40,075
Aeglea BioTherapeutics, Inc.*	1,500	3,450
Aerie Pharmaceuticals, Inc.*	1,600	14,560
	Number of Shares	Value†

Pharmaceuticals — (continued)
Agios Pharmaceuticals, Inc.*	1,800	$52,398
Akebia Therapeutics, Inc.*	6,810	4,889
Alector, Inc.*	1,900	27,075
Alkermes PLC*	5,200	136,812
Amneal Pharmaceuticals, Inc.*	2,937	12,247
Amphastar Pharmaceuticals, Inc.*	1,300	46,670
Ampio Pharmaceuticals, Inc.*	7,100	3,337
Amylyx Pharmaceuticals, Inc.*	200	2,570
Anika Therapeutics, Inc.*	400	10,044
Antares Pharma, Inc.*	5,600	22,960
Arvinas, Inc.*	1,600	107,680
Athenex, Inc.*	1,900	1,576
BellRing Brands, Inc.*	3,700	85,396
Beyondspring, Inc.*	800	1,760
Bioxcel Therapeutics, Inc.*	600	12,546
Catalyst Pharmaceuticals, Inc.*	3,500	29,015
Chimerix, Inc.*	2,700	12,366
Citius Pharmaceuticals, Inc.*	4,100	7,339
Clovis Oncology, Inc.*	4,100	8,282
Coherus Biosciences, Inc.*	2,100	27,111
Collegium Pharmaceutical, Inc.*	1,000	20,360
Corcept Therapeutics, Inc.*	2,800	63,056
CorMedix, Inc.*	1,000	5,480
Covetrus, Inc.*	3,500	58,765
Cytokinetics, Inc.*	2,600	95,706
Durect Corp.*	7,200	4,823
Eagle Pharmaceuticals, Inc.*	400	19,796
Enanta Pharmaceuticals, Inc.*	600	42,708
Endo International PLC*	8,000	18,480
Foghorn Therapeutics, Inc.*	800	12,184
Fortress Biotech, Inc.*	2,400	3,264
Fulcrum Therapeutics, Inc.*	800	18,920
G1 Therapeutics, Inc.*	1,300	9,880
Gritstone bio, Inc.*	1,500	6,180
Harmony Biosciences Holdings, Inc.*	800	38,920
Harpoon Therapeutics, Inc.*	500	2,485
Heron Therapeutics, Inc.*	2,700	15,444
Heska Corp.*	312	43,143
Hookipa Pharma, Inc.*	500	1,140
Immuneering Corp., Class A*	300	1,941
Intellia Therapeutics, Inc.*	2,274	165,252
Ironwood Pharmaceuticals, Inc.*	4,861	61,151
Jounce Therapeutics, Inc.*	800	5,432
Kala Pharmaceuticals, Inc.*	1,400	1,932
KalVista Pharmaceuticals, Inc.*	800	11,792
Kura Oncology, Inc.*	2,300	36,984
Lyell Immunopharma, Inc.*	4,600	23,230
Madrigal Pharmaceuticals, Inc.*	379	37,188
MannKind Corp.*	7,601	27,972
Marinus Pharmaceuticals, Inc.*	1,275	11,921
Mirum Pharmaceuticals, Inc.*	100	2,202
Morphic Holding, Inc.*	700	28,105
Nature's Sunshine Products, Inc.*	500	8,410
Neoleukin Therapeutics, Inc.*	1,100	2,068
NexImmune, Inc.*	600	2,526

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Ocugen, Inc.*	6,100	$20,130
Ocular Therapeutix, Inc.*	2,700	13,365
Option Care Health, Inc.*	5,202	148,569
Oramed Pharmaceuticals, Inc.*	1,000	8,650
ORIC Pharmaceuticals, Inc.*	1,000	5,340
Outlook Therapeutics, Inc.*	3,600	6,408
Owens & Minor, Inc.	2,376	104,592
Pacira BioSciences, Inc.*	1,500	114,480
Paratek Pharmaceuticals, Inc.*	1,100	3,267
Passage Bio, Inc.*	1,600	4,960
PetIQ, Inc.*	1,000	24,400
Phibro Animal Health Corp., Class A	700	13,965
PMV Pharmaceuticals, Inc.*	900	18,738
Prestige Consumer Healthcare, Inc.*	1,672	88,516
Prometheus Biosciences, Inc.*	1,000	37,760
Protagonist Therapeutics, Inc.*	1,400	33,152
Reata Pharmaceuticals, Inc., Class A*	884	28,960
Relmada Therapeutics, Inc.*	900	24,291
Revance Therapeutics, Inc.*	2,200	42,900
Rhythm Pharmaceuticals, Inc.*	1,300	14,976
Senseonics Holdings, Inc.*	13,700	26,989
Seres Therapeutics, Inc.*	2,300	16,376
SIGA Technologies, Inc.*	2,000	14,180
Spectrum Pharmaceuticals, Inc.*	5,014	6,468
Spero Therapeutics, Inc.*	860	7,482
Summit Therapeutics, Inc.*	1,000	2,450
Supernus Pharmaceuticals, Inc.*	1,700	54,944
Syros Pharmaceuticals, Inc.*	1,400	1,666
TherapeuticsMD, Inc.*	12,500	4,750
Tonix Pharmaceuticals Holding Corp.*	12,100	2,785
Trevena, Inc.*	6,200	3,409
USANA Health Sciences, Inc.*	448	35,594
Vanda Pharmaceuticals, Inc.*	1,941	21,953
Vaxcyte, Inc.*	1,400	33,810
Verrica Pharmaceuticals, Inc.*	600	4,866
Y-mAbs Therapeutics, Inc.*	1,200	14,256
Zogenix, Inc.*	1,775	1,207
		2,615,462
Pipelines — 0.2%
Equitrans Midstream Corp.	13,200	111,408
Golar LNG Ltd.*	3,200	79,296
Kinetik Holdings, Inc., Class A	100	6,501
		197,205
Real Estate — 0.8%
Cushman & Wakefield PLC*	4,500	92,295
Douglas Elliman, Inc.	2,428	17,724
eXp World Holdings, Inc.	2,000	42,340
Fathom Holdings, Inc.*	100	1,070
FRP Holdings, Inc.*	269	15,548
Kennedy-Wilson Holdings, Inc.	3,881	94,658
Legacy Housing Corp.*	300	6,438
Marcus & Millichap, Inc.	800	42,144
McGrath RentCorp	853	72,488
Newmark Group, Inc., Class A	5,600	89,152
	Number of Shares	Value†

Real Estate — (continued)
Radius Global Infrastructure, Inc., Class A*	2,500	$35,700
Rafael Holdings, Inc., Class B*	300	753
RE/MAX Holdings, Inc., Class A	600	16,638
Realogy Holdings Corp.*	3,900	61,152
Redfin Corp.*	3,300	59,532
The RMR Group, Inc., Class A	467	14,524
The St. Joe Co.	1,100	65,164
		727,320
Retail — 4.8%
Abercrombie & Fitch Co., Class A*	1,800	57,582
Academy Sports & Outdoors, Inc.	2,500	98,500
American Eagle Outfitters, Inc.	4,900	82,320
America's Car-Mart, Inc.*	180	14,501
Arko Corp.	2,500	22,750
Asbury Automotive Group, Inc.*	769	123,194
Aspen Aerogels, Inc.*	800	27,584
Barnes & Noble Education, Inc.*	1,400	5,012
Bassett Furniture Industries, Inc.	400	6,624
Beacon Roofing Supply, Inc.*	1,881	111,506
Bed Bath & Beyond, Inc.*	3,100	69,843
Big 5 Sporting Goods Corp.	700	12,005
Big Lots, Inc.	1,100	38,060
Biglari Holdings, Inc., Class B*	40	5,784
BJ's Restaurants, Inc.*	720	20,376
BJ's Wholesale Club Holdings, Inc.*	4,500	304,245
Bloomin' Brands, Inc.	2,800	61,432
BlueLinx Holdings, Inc.*	300	21,564
Boot Barn Holdings, Inc.*	1,000	94,790
Brinker International, Inc.*	1,500	57,240
Caleres, Inc.	1,254	24,240
Cannae Holdings, Inc.*	2,800	66,976
CarLotz, Inc.*	1,700	2,329
Carrols Restaurant Group, Inc.	1,113	2,515
Chico's FAS, Inc.*	4,000	19,200
Chuy's Holdings, Inc.*	600	16,200
Citi Trends, Inc.*	303	9,279
Clean Energy Fuels Corp.*	5,400	42,876
Conn's, Inc.*	704	10,849
Cracker Barrel Old Country Store, Inc.	759	90,116
Dave & Buster's Entertainment, Inc.*	1,400	68,740
Denny's Corp.*	1,952	27,933
Designer Brands, Inc., Class A*	1,900	25,669
Dillard's, Inc., Class A	200	53,678
Dine Brands Global, Inc.	571	44,509
Duluth Holdings, Inc., Class B*	200	2,446
El Pollo Loco Holdings, Inc.*	600	6,972
Fiesta Restaurant Group, Inc.*	413	3,087
First Watch Restaurant Group, Inc.*	500	6,525
FirstCash Holdings, Inc.	1,339	94,185
Franchise Group, Inc.	900	37,287
Genesco, Inc.*	495	31,487
GMS, Inc.*	1,400	69,678
Group 1 Automotive, Inc.	535	89,789

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
GrowGeneration Corp.*	1,800	$16,578
Guess?, Inc.	1,200	26,220
Haverty Furniture Cos., Inc.	550	15,081
Hibbett, Inc.	455	20,175
Jack in the Box, Inc.	714	66,695
JOANN, Inc.	500	5,705
Kirkland's, Inc.*	500	4,645
Kura Sushi USA, Inc., Class A*	100	5,515
La-Z-Boy, Inc.	1,462	38,553
Lazydays Holdings, Inc.*	300	6,054
LL Flooring Holdings, Inc.*	833	11,679
Macy's, Inc.	10,000	243,600
MarineMax, Inc.*	700	28,182
MedAvail Holdings, Inc.*	500	486
Movado Group, Inc.	460	17,963
Murphy USA, Inc.	781	156,169
National Vision Holdings, Inc.*	2,700	117,639
Noodles & Co.*	1,200	7,164
Nu Skin Enterprises, Inc., Class A	1,600	76,608
OptimizeRx Corp.*	600	22,626
Papa John's International, Inc.	1,110	116,861
Party City Holdco, Inc.*	3,700	13,246
Patrick Industries, Inc.	775	46,732
PC Connection, Inc.	365	19,122
PetMed Express, Inc.	613	15,815
Portillo's, Inc., Class A*	800	19,648
PriceSmart, Inc.	831	65,541
Red Robin Gourmet Burgers, Inc.*	420	7,081
Regis Corp.*	732	1,552
Rite Aid Corp.*	1,610	14,087
Rush Enterprises, Inc., Class A	1,402	71,376
Rush Enterprises, Inc., Class B	250	12,087
Ruth's Hospitality Group, Inc.	1,195	27,342
Sally Beauty Holdings, Inc.*	3,600	56,268
Shake Shack, Inc., Class A*	1,200	81,480
Shift Technologies, Inc.*	2,200	4,840
Shoe Carnival, Inc.	516	15,047
Signet Jewelers Ltd.	1,700	123,590
Sonic Automotive, Inc., Class A	734	31,202
Sportsman's Warehouse Holdings, Inc.*	1,300	13,897
Sweetgreen, Inc., Class A*	400	12,796
Texas Roadhouse, Inc.	2,270	190,067
The Buckle, Inc.	1,049	34,659
The Cato Corp., Class A	704	10,321
The Cheesecake Factory, Inc.*	1,516	60,322
The Children's Place, Inc.*	494	24,354
The Container Store Group, Inc.*	1,200	9,804
The ODP Corp.*	1,570	71,953
The ONE Group Hospitality, Inc.*	800	8,408
Tilly's, Inc., Class A	800	7,488
TravelCenters of America, Inc.*	400	17,184
Vera Bradley, Inc.*	800	6,136
Wingstop, Inc.	964	113,125
Winmark Corp.	106	23,320
World Fuel Services Corp.	2,000	54,080
	Number of Shares	Value†

Retail — (continued)
Zumiez, Inc.*	703	$26,862
		4,396,507
Savings & Loans — 1.0%
Axos Financial, Inc.*	1,900	88,141
Banc of California, Inc.	1,900	36,784
Berkshire Hills Bancorp, Inc.	1,642	47,569
Brookline Bancorp, Inc.	2,522	39,898
Capitol Federal Financial, Inc.	4,400	47,872
Flushing Financial Corp.	1,038	23,199
FS Bancorp, Inc.	200	6,200
Home Bancorp, Inc.	300	12,237
HomeTrust Bancshares, Inc.	500	14,765
Investors Bancorp, Inc.	7,355	109,810
Northfield Bancorp, Inc.	1,293	18,567
Northwest Bancshares, Inc.	4,155	56,134
OceanFirst Financial Corp.	1,910	38,391
Pacific Premier Bancorp, Inc.	3,046	107,676
Provident Financial Services, Inc.	2,474	57,892
Southern Missouri Bancorp, Inc.	300	14,985
The Hingham Institution for Savings	43	14,758
Washington Federal, Inc.	2,200	72,204
Waterstone Financial, Inc.	800	15,472
WSFS Financial Corp.	2,174	101,352
		923,906
Semiconductors — 3.1%
Alpha & Omega Semiconductor Ltd.*	700	38,255
Ambarella, Inc.*	1,155	121,183
Amkor Technology, Inc.	3,311	71,915
Arteris, Inc.*	300	3,900
Atomera, Inc.*	600	7,836
Axcelis Technologies, Inc.*	1,125	84,971
AXT, Inc.*	1,000	7,020
CEVA, Inc.*	671	27,276
CMC Materials, Inc.	922	170,939
Cohu, Inc.*	1,524	45,110
Diodes, Inc.*	1,399	121,699
EMCORE Corp.*	1,300	4,810
FormFactor, Inc.*	2,529	106,294
Impinj, Inc.*	600	38,124
Kulicke & Soffa Industries, Inc.	2,000	112,040
Lattice Semiconductor Corp.*	4,424	269,643
MACOM Technology Solutions Holdings, Inc.*	1,622	97,109
MaxLinear, Inc.*	2,343	136,714
Onto Innovation, Inc.*	1,647	143,108
Ouster, Inc.*	5,100	22,950
Photronics, Inc.*	2,092	35,501
Power Integrations, Inc.	1,905	176,555
Rambus, Inc.*	3,623	115,538
Semtech Corp.*	2,109	146,238
Silicon Laboratories, Inc.*	1,227	184,295
SiTime Corp.*	528	130,849
SkyWater Technology, Inc.*	300	3,249
SMART Global Holdings, Inc.*	1,500	38,745

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Synaptics, Inc.*	1,301	$259,550
Ultra Clean Holdings, Inc.*	1,400	59,346
Veeco Instruments, Inc.*	1,554	42,253
		2,823,015
Software — 5.2%
1Life Healthcare, Inc.*	3,800	42,104
8X8, Inc.*	3,700	46,583
ACI Worldwide, Inc.*	3,827	120,512
Agilysys, Inc.*	676	26,959
Alignment Healthcare, Inc.*	2,600	29,198
Alkami Technology, Inc.*	900	12,879
Allscripts Healthcare Solutions, Inc.*	3,900	87,828
Altair Engineering, Inc., Class A*	1,500	96,600
American Software, Inc., Class A	1,093	22,778
Apollo Medical Holdings, Inc.*	1,200	58,164
Appfolio, Inc., Class A*	605	68,492
Appian Corp.*	1,262	76,755
Asana, Inc., Class A*	2,400	95,928
Avaya Holdings Corp.*	2,800	35,476
Avid Technology, Inc.*	1,100	38,357
AvidXchange Holdings, Inc.*	800	6,440
Bandwidth, Inc., Class A*	739	23,936
Benefitfocus, Inc.*	900	11,358
BigCommerce Holdings, Inc.*	1,600	35,056
Blackbaud, Inc.*	1,550	92,799
Blackline, Inc.*	1,778	130,185
Bottomline Technologies, Inc.*	1,445	81,903
Box, Inc., Class A*	4,600	133,676
Brightcove, Inc.*	1,200	9,360
BTRS Holdings, Inc.*	3,400	25,432
Cardlytics, Inc.*	1,100	60,478
Cerence, Inc.*	1,200	43,320
CommVault Systems, Inc.*	1,448	96,075
Computer Programs and Systems, Inc.*	447	15,399
Consensus Cloud Solutions, Inc.*	567	34,094
Convey Health Solutions Holdings, Inc.*	400	2,616
CoreCard Corp.*	200	5,480
CS Disco, Inc.*	500	16,985
CSG Systems International, Inc.	1,081	68,719
Daily Journal Corp.*	41	12,792
DarioHealth Corp.*	500	2,920
Digi International, Inc.*	1,257	27,051
Digimarc Corp.*	400	10,548
Digital Turbine Inc*	3,000	131,430
DigitalOcean Holdings, Inc.*	1,700	98,345
Domo, Inc., Class B*	900	45,513
Donnelley Financial Solutions, Inc.*	1,000	33,260
E2open Parent Holdings, Inc.*	6,500	57,265
Ebix, Inc.	936	31,028
eGain Corp.*	500	5,790
Enfusion, Inc., Class A*	700	8,904
EngageSmart, Inc.*	500	10,655
Envestnet, Inc.*	1,813	134,960
EverCommerce, Inc.*	1,100	14,520
	Number of Shares	Value†

Software — (continued)
Evolent Health, Inc., Class A*	2,600	$83,980
Forian, Inc.*	700	4,872
Genius Brands International, Inc.*	9,900	10,098
GreenBox POS*	700	2,954
GTY Technology Holdings, Inc.*	1,200	3,876
Health Catalyst, Inc.*	1,800	47,034
HireRight Holdings Corp.*	700	11,970
IBEX Holdings Ltd.*	300	4,782
Inseego Corp.*	2,800	11,340
Instructure Holdings, Inc.*	400	8,024
Intapp, Inc.*	500	12,005
JFrog Ltd.*	1,700	45,815
Kaltura, Inc.*	600	1,074
LivePerson, Inc.*	2,125	51,893
ManTech International Corp., Class A	939	80,932
MeridianLink, Inc.*	800	14,480
MicroStrategy, Inc., Class A*	303	147,355
Model N, Inc.*	1,200	32,280
Momentive Global, Inc.*	4,400	71,544
NantHealth, Inc.*	1,200	904
NextGen Healthcare, Inc.*	1,804	37,722
ON24, Inc.*	900	11,835
Outbrain, Inc.*	1,000	10,730
Outset Medical, Inc.*	1,500	68,100
PagerDuty, Inc.*	2,800	95,732
PDF Solutions, Inc.*	1,000	27,870
Phreesia, Inc.*	1,600	42,176
Porch Group, Inc.*	2,500	17,363
PowerSchool Holdings, Inc., Class A*	1,300	21,463
Privia Health Group, Inc.*	1,300	34,749
Progress Software Corp.	1,426	67,150
PROS Holdings, Inc.*	1,417	47,200
Rackspace Technology, Inc.*	1,800	20,088
Sailpoint Technologies Holdings, Inc.*	3,000	153,540
Sapiens International Corp. N.V.	1,100	27,929
Schrodinger, Inc.*	1,500	51,180
Simulations Plus, Inc.	500	25,490
Smith Micro Software, Inc.*	1,400	5,278
Sprout Social, Inc., Class A*	1,502	120,340
SPS Commerce, Inc.*	1,165	152,848
Sumo Logic, Inc.*	2,700	31,509
Tabula Rasa HealthCare, Inc.*	800	4,608
Upland Software, Inc.*	900	15,849
Verint Systems, Inc.*	2,095	108,311
Veritone, Inc.*	800	14,624
Verra Mobility Corp.*	5,100	83,028
Viant Technology, Inc., Class A*	400	2,620
Workiva, Inc.*	1,400	165,200
Xperi Holding Corp.	3,353	58,074
Yext, Inc.*	3,400	23,426
Ziff Davis, Inc.*	1,403	135,782
Zuora, Inc., Class A*	3,500	52,430
		4,758,361

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — 1.5%
A10 Networks, Inc.	1,900	$26,505
ADTRAN, Inc.	1,705	31,457
Anterix, Inc.*	400	23,160
ATN International, Inc.	398	15,872
Aviat Networks, Inc.*	400	12,308
CalAmp Corp.*	1,000	7,310
Calix, Inc.*	1,793	76,938
Cambium Networks Corp.*	400	9,456
Casa Systems, Inc.*	1,200	5,424
Clearfield, Inc.*	400	26,088
Consolidated Communications Holdings, Inc.*	2,571	15,169
Credo Technology Group Holding Ltd.*	600	9,138
DZS, Inc.*	600	8,322
EchoStar Corp., Class A*	1,200	29,208
Extreme Networks, Inc.*	4,247	51,856
Globalstar, Inc.*	20,300	29,841
Gogo, Inc.*	2,000	38,120
Harmonic, Inc.*	2,870	26,662
IDT Corp., Class B*	400	13,636
Infinera Corp.*	5,794	50,234
InterDigital, Inc.	994	63,417
Iridium Communications, Inc.*	3,900	157,248
KVH Industries, Inc.*	354	3,221
Maxar Technologies, Inc.	2,300	90,758
NeoPhotonics Corp.*	1,800	27,378
NETGEAR, Inc.*	929	22,928
Ooma, Inc.*	700	10,493
Plantronics, Inc.*	1,367	53,860
Preformed Line Products Co.	145	9,196
Ribbon Communications, Inc.*	1,843	5,695
Shenandoah Telecommunications Co.	1,518	35,794
Telephone and Data Systems, Inc.	3,300	62,304
Telesat Corp.*	246	4,059
United States Cellular Corp.*	500	15,115
Viavi Solutions, Inc.*	7,400	118,992
Vonage Holdings Corp.*	8,400	170,436
		1,357,598
Textiles — 0.1%
UniFirst Corp.	481	88,639
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	900	15,525
Transportation — 1.5%
Air Transport Services Group, Inc.*	1,985	66,398
ArcBest Corp.	895	72,047
Atlas Air Worldwide Holdings, Inc.*	948	81,879
Costamare, Inc.	1,900	32,395
Covenant Logistics Group, Inc.	400	8,612
CryoPort, Inc.*	1,300	45,383
Daseke, Inc.*	1,300	13,091
DHT Holdings, Inc.	4,900	28,420
Dorian LPG Ltd.	1,032	14,954
Eagle Bulk Shipping, Inc.	314	21,387
	Number of Shares	Value†

Transportation — (continued)
Forward Air Corp.	896	$87,611
Frontline Ltd.*	4,100	36,080
Genco Shipping & Trading Ltd.	1,100	25,982
Heartland Express, Inc.	1,567	22,048
Hub Group, Inc., Class A*	1,143	88,251
International Seaways, Inc.	1,631	29,423
Marten Transport Ltd.	2,126	37,758
Matson, Inc.	1,400	168,868
Nordic American Tankers Ltd.	4,767	10,154
PAM Transportation Services, Inc.*	200	6,950
Radiant Logistics, Inc.*	1,000	6,370
Safe Bulkers, Inc.	2,600	12,376
Saia, Inc.*	882	215,049
Scorpio Tankers, Inc.	1,740	37,201
SFL Corp., Ltd.	4,284	43,611
Teekay Corp.*	2,700	8,559
Teekay Tankers Ltd., Class A*	900	12,456
Universal Logistics Holdings, Inc.	300	6,045
US Xpress Enterprises, Inc., Class A*	1,100	4,268
Werner Enterprises, Inc.	2,052	84,132
Yellow Corp.*	1,900	13,319
		1,341,077
Trucking and Leasing — 0.2%
GATX Corp.	1,200	147,996
The Greenbrier Cos., Inc.	1,047	53,931
Willis Lease Finance Corp.*	100	3,219
		205,146
Water — 0.4%
American States Water Co.	1,243	110,652
Artesian Resources Corp., Class A	313	15,196
California Water Service Group	1,766	104,689
Global Water Resources, Inc.	500	8,320
Middlesex Water Co.	631	66,362
SJW Group	911	63,387
The York Water Co.	397	17,853
		386,459
TOTAL COMMON STOCKS (Cost $74,551,083)		82,471,276

REAL ESTATE INVESTMENT TRUSTS — 8.2%
Apartments — 0.4%
Apartment Investment and Management Co., Class A*	5,000	36,600
BRT Apartments Corp.	500	11,985
Centerspace	461	45,233
Independence Realty Trust, Inc.	7,192	190,157
NexPoint Residential Trust, Inc.	700	63,217
		347,192
Diversified — 1.6%
Alexander & Baldwin, Inc.	2,456	56,955
American Assets Trust, Inc.	1,700	64,413
Armada Hoffler Properties, Inc.	2,100	30,660

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified — (continued)
Broadstone Net Lease, Inc.	5,200	$113,256
CatchMark Timber Trust, Inc., Class A	1,400	11,480
Clipper Realty, Inc.	600	5,442
DigitalBridge Group, Inc.*	16,100	115,920
Farmland Partners, Inc.	900	12,375
Gladstone Commercial Corp.	1,252	27,569
Gladstone Land Corp.	1,000	36,420
Global Net Lease, Inc.	3,533	55,574
iStar, Inc.	2,218	51,923
LXP Industrial Trust	9,315	146,246
One Liberty Properties, Inc.	510	15,703
Outfront Media, Inc.	4,700	133,621
Postal Realty Trust, Inc., Class A	500	8,410
PotlatchDeltic Corp.	2,137	112,684
Preferred Apartment Communities, Inc.	1,800	44,892
PS Business Parks, Inc.	677	113,790
Safehold, Inc.	700	38,815
The GEO Group, Inc.*	3,752	24,801
The Necessity Retail REIT, Inc.	4,100	32,431
UMH Properties, Inc.	1,468	36,098
Uniti Group, Inc.	6,500	89,440
Washington Real Estate Investment Trust	2,706	69,003
		1,447,921
Diversified Financial Services — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,500	118,575
Healthcare — 0.7%
CareTrust REIT, Inc.	3,295	63,593
Community Healthcare Trust, Inc.	800	33,768
Diversified Healthcare Trust	8,600	27,520
Global Medical REIT, Inc.	1,900	31,008
Healthcare Realty Trust, Inc.	4,772	131,135
LTC Properties, Inc.	1,217	46,818
National Health Investors, Inc.	1,457	85,978
Physicians Realty Trust	7,300	128,042
Sabra Health Care REIT, Inc.	7,393	110,082
Universal Health Realty Income Trust	420	24,515
		682,459
Hotels & Resorts — 0.9%
Apple Hospitality REIT, Inc.	7,100	127,587
Ashford Hospitality Trust, Inc.*	390	3,978
Braemar Hotels & Resorts, Inc.	1,700	10,506
Chatham Lodging Trust*	1,500	20,685
DiamondRock Hospitality Co.*	7,023	70,932
Hersha Hospitality Trust*	1,117	10,142
Pebblebrook Hotel Trust	4,193	102,645
RLJ Lodging Trust	5,280	74,343
Ryman Hospitality Properties, Inc.*	1,812	168,099
Service Properties Trust	5,500	48,565
Summit Hotel Properties, Inc.*	3,400	33,864
Sunstone Hotel Investors, Inc.*	6,947	81,836
	Number of Shares	Value†

Hotels & Resorts — (continued)
Xenia Hotels & Resorts, Inc.*	3,700	$71,373
		824,555
Industrial — 0.8%
EastGroup Properties, Inc.	1,343	273,005
Indus Realty Trust, Inc.	201	14,691
Innovative Industrial Properties, Inc.	765	157,131
STAG lndustrial, Inc.	5,900	243,965
		688,792
Mortgage Banks — 1.1%
AFC Gamma, Inc.	600	11,472
Apollo Commercial Real Estate Finance, Inc.	4,456	62,072
Arbor Realty Trust, Inc.	4,800	81,888
Ares Commercial Real Estate Corp.	1,500	23,280
ARMOUR Residential REIT, Inc.	2,875	24,150
Blackstone Mortgage Trust, Inc., Class A	5,200	165,308
BrightSpire Capital, Inc.	2,700	24,975
Broadmark Realty Capital, Inc.	3,900	33,735
Chimera Investment Corp.	7,800	93,912
Dynex Capital, Inc.	1,269	20,558
Ellington Financial, Inc.	1,900	33,725
Franklin BSP Realty Trust, Inc.	1,312	18,341
Granite Point Mortgage Trust, Inc.	1,700	18,904
Great Ajax Corp.	622	7,296
Invesco Mortgage Capital, Inc.	10,125	23,085
KKR Real Estate Finance Trust, Inc.	1,200	24,732
Ladder Capital Corp.	3,976	47,195
MFA Financial, Inc.	14,300	57,629
New York Mortgage Trust, Inc.	11,900	43,435
Orchid Island Capital, Inc.	4,400	14,300
PennyMac Mortgage Investment Trust	3,392	57,291
Ready Capital Corp.	2,382	35,873
Redwood Trust, Inc.	3,577	37,666
TPG RE Finance Trust, Inc.	2,100	24,801
Two Harbors Investment Corp.	11,600	64,148
		1,049,771
Office Property — 0.7%
Brandywine Realty Trust	5,500	77,770
City Office REIT, Inc.	1,400	24,724
Corporate Office Properties Trust	3,700	105,598
Easterly Government Properties, Inc.	3,000	63,420
Empire State Realty Trust, Inc., Class A	4,700	46,154
Equity Commonwealth*	3,500	98,735
Franklin Street Properties Corp.	3,145	18,556
Office Properties Income Trust	1,669	42,943
Paramount Group, Inc.	6,100	66,551
Piedmont Office Realty Trust, Inc., Class A	4,200	72,324
Veris Residential, Inc.*	2,800	48,692
		665,467
Real Estate — 0.0%
Angel Oak Mortgage, Inc.	200	3,282

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Regional Malls — 0.2%
Tanger Factory Outlet Centers, Inc.	3,200	$55,008
The Macerich Co.	6,900	107,916
		162,924
Single Tenant — 0.4%
Agree Realty Corp.	2,296	152,362
Essential Properties Realty Trust, Inc.	4,000	101,200
Four Corners Property Trust, Inc.	2,500	67,600
Getty Realty Corp.	1,369	39,181
		360,343
Storage & Warehousing — 0.5%
Industrial Logistics Properties Trust	2,258	51,189
National Storage Affiliates Trust	2,700	169,452
Plymouth Industrial REIT, Inc.	1,000	27,100
Terreno Realty Corp.	2,475	183,274
		431,015
Strip Centers — 0.8%
Acadia Realty Trust	3,020	65,443
Alexander's, Inc.	69	17,680
CTO Realty Growth, Inc.	153	10,147
Kite Realty Group Trust	7,149	162,783
NETSTREIT Corp.	1,300	29,172
Phillips Edison & Co., Inc.	3,700	127,243
Retail Opportunity Investments Corp.	3,800	73,682
Retail Value, Inc.	551	1,686
RPT Realty	2,641	36,366
Saul Centers, Inc.	351	18,498
Seritage Growth Properties, Class A*	1,100	13,926
SITE Centers Corp.	5,600	93,576
Urban Edge Properties	3,900	74,490
Urstadt Biddle Properties, Inc., Class A	916	17,230
Whitestone REIT	1,400	18,550
		760,472
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,892,141)		7,542,768

RIGHTS — 0.0%
Aduro Biotech CVR*	560	73
Chelsea Therapeutics International Ltd. CVR*	1,600	0
Cubist Pharmaceuticals, Inc.*	1,200	0
Durata Therapeutics CVR Shares*	500	0
Media General CVR*	4,400	440
Progenic Pharmaceuticals CVR*	2,601	111
Quantum Umcorp*	1,300	11
Tobira Therapeutic, Inc. CVR*	400	5,668
TOTAL RIGHTS (Cost $152)		6,303

WARRANTS — 0.0%
Whiting Petroleum Corp., Class A Expiration Date 12/31/25*	204	4,182
	Number of Shares	Value†

Whiting Petroleum Corp., Class B Expiration Date 12/31/25*	102	$1,521
Nabors Industries Ltd. Expiration Date 06/11/26*	87	2,001
TOTAL WARRANTS (Cost $3,666)		7,704

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $946,182)	946,182	946,182
TOTAL INVESTMENTS — 99.3% (Cost $82,393,224)		$90,974,233
Other Assets & Liabilities — 0.7%		622,328
TOTAL NET ASSETS — 100.0%		$91,596,561

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$130,354
Aerospace & Defense	0.7%	593,809
Agriculture	0.3%	253,496
Airlines	0.3%	276,438
Apparel	0.6%	525,566
Auto Manufacturers	0.4%	299,341
Auto Parts & Equipment	1.4%	1,154,930
Banks	9.4%	7,786,853
Beverages	0.4%	354,222
Biotechnology	6.8%	5,589,662
Building Materials	1.3%	1,060,535
Chemicals	2.0%	1,635,507
Coal	0.3%	268,257
Commercial Services	5.8%	4,816,833
Computers	2.5%	2,055,629
Cosmetics & Personal Care	0.3%	226,308
Distribution & Wholesale	1.0%	788,930
Diversified Financial Services	2.5%	2,061,753
Electric	1.6%	1,354,478
Electrical Components & Equipment	0.7%	580,821

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Electronics	1.9%	$1,579,561
Energy-Alternate Sources	0.7%	554,422
Engineering & Construction	1.4%	1,189,484
Entertainment	1.7%	1,438,381
Environmental Control	1.0%	832,179
Food	1.9%	1,521,453
Food Service	0.1%	59,255
Forest Products & Paper	0.1%	82,631
Gas	1.2%	981,963
Hand & Machine Tools	0.3%	277,888
Healthcare Products	4.4%	3,604,926
Healthcare Services	2.0%	1,670,064
Home Builders	1.2%	1,017,639
Home Furnishings	0.5%	406,347
Household Products & Wares	0.4%	348,665
Housewares	0.1%	38,201
Insurance	2.5%	2,045,000
Internet	1.9%	1,596,087
Iron & Steel	0.5%	384,762
Leisure Time	0.5%	437,761
Lodging	0.3%	203,025
Machinery — Construction & Mining	0.4%	288,850
Machinery — Diversified	2.1%	1,711,813
Media	0.8%	668,032
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Metal Fabricate/Hardware	0.8%	$669,898
Mining	1.1%	938,073
Miscellaneous Manufacturing	1.0%	861,110
Office & Business Equipment	0.0%	31,200
Office Furnishings	0.2%	122,488
Oil & Gas	5.1%	4,197,056
Oil & Gas Services	1.0%	815,558
Packaging and Containers	0.3%	247,562
Pharmaceuticals	3.2%	2,615,462
Pipelines	0.2%	197,205
Real Estate	0.9%	727,320
Retail	5.3%	4,396,507
Savings & Loans	1.1%	923,906
Semiconductors	3.4%	2,823,015
Software	5.8%	4,758,361
Telecommunications	1.7%	1,357,598
Textiles	0.1%	88,639
Toys, Games & Hobbies	0.0%	15,525
Transportation	1.6%	1,341,077
Trucking and Leasing	0.3%	205,146
Water	0.5%	386,459
	100.0%	$82,471,276

Futures contracts held by the Fund at March 31, 2022 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	06/17/22	10	50	$2,066	$1,033,200	$46,126	$—
							$46,126	$—